Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

January 31, 2020

ZAP-QTLY-0320
1.9881629.102

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.6%
ATN International, Inc.	522	$30,208
Bandwidth, Inc. (a)	779	55,278
Cincinnati Bell, Inc. (a)	2,370	32,493
Cogent Communications Group, Inc.	2,037	144,484
Consolidated Communications Holdings, Inc.	3,481	16,813
Frontier Communications Corp. (a)	5,056	2,789
IDT Corp. Class B (a)	759	5,738
Intelsat SA (a)	3,151	10,745
Iridium Communications, Inc. (a)	4,791	122,410
Ooma, Inc. (a)	994	13,051
ORBCOMM, Inc. (a)	3,712	13,326
Pareteum Corp. (a)	6,962	4,637
PDVWireless, Inc. (a)	513	23,834
Vonage Holdings Corp. (a)	10,938	97,020
		572,826
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (b)	2,589	16,880
Eros International PLC (a)(b)	3,508	8,454
Gaia, Inc. Class A (a)	512	4,332
Glu Mobile, Inc. (a)	5,534	32,651
IMAX Corp. (a)	2,497	41,300
LiveXLive Media, Inc. (a)	1,682	2,355
Marcus Corp.	1,136	33,114
Reading International, Inc. Class A (a)	692	7,058
		146,144
Interactive Media & Services - 0.4%
Care.com, Inc. (a)	1,085	16,242
CarGurus, Inc. Class A (a)	3,607	128,590
Cars.com, Inc. (a)	3,210	37,461
DHI Group, Inc. (a)	2,327	6,516
Eventbrite, Inc. (a)	1,788	37,816
EverQuote, Inc. Class A (a)	413	15,153
Liberty TripAdvisor Holdings, Inc. (a)	3,560	20,968
MeetMe, Inc. (a)	3,349	17,850
QuinStreet, Inc. (a)	2,203	28,540
Travelzoo, Inc. (a)	228	2,314
TrueCar, Inc. (a)	5,111	18,911
Yelp, Inc. (a)	3,316	108,102
		438,463
Media - 1.0%
Boston Omaha Corp. (a)	471	9,505
Cardlytics, Inc. (a)	685	57,485
Cbdmd, Inc. (a)	371	386
Central European Media Enterprises Ltd. Class A (a)	4,113	18,385
Clear Channel Outdoor Holdings, Inc. (a)	2,435	6,648
comScore, Inc. (a)	2,395	9,460
Cumulus Media, Inc. (a)	664	9,296
Daily Journal Corp. (a)	56	15,400
E.W. Scripps Co. Class A	2,639	32,037
Emerald Expositions Events, Inc.	1,107	11,546
Entercom Communications Corp. Class A	5,842	23,193
Entravision Communication Corp. Class A	2,940	6,527
Fluent, Inc. (a)	2,100	5,691
Gray Television, Inc. (a)	4,401	89,252
Hemisphere Media Group, Inc. (a)	781	10,497
Lee Enterprises, Inc. (a)	2,569	5,421
Liberty Latin America Ltd.:
Class A (a)	2,346	39,131
Class C (a)	5,410	91,159
Liberty Media Corp.:
Liberty Braves Class A (a)	565	16,526
Liberty Braves Class C (a)	1,633	47,602
Loral Space& Communications Ltd. (a)	625	20,106
Marchex, Inc. Class B (a)	1,591	5,425
MDC Partners, Inc. Class A (a)	2,688	6,102
Meredith Corp. (b)	1,983	59,589
MSG Network, Inc. Class A (a)	2,088	31,758
National CineMedia, Inc.	3,086	22,775
New Media Investment Group, Inc.	5,791	35,383
Saga Communications, Inc. Class A	163	4,942
Scholastic Corp.	1,409	46,427
TechTarget, Inc. (a)	1,090	27,675
Tegna, Inc.	10,435	176,352
Tribune Publishing Co.	800	10,048
WideOpenWest, Inc. (a)	1,156	7,803
		959,532
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	2,095	23,548
Gogo, Inc. (a)	2,671	14,049
Shenandoah Telecommunications Co.	2,283	92,119
Spok Holdings, Inc.	809	8,592
		138,308

TOTAL COMMUNICATION SERVICES		2,255,273

CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.0%
Adient PLC (a)	4,252	109,319
American Axle & Manufacturing Holdings, Inc. (a)	5,359	49,517
Cooper Tire & Rubber Co.	2,424	64,212
Cooper-Standard Holding, Inc. (a)	837	22,197
Dana, Inc.	6,974	107,469
Dorman Products, Inc. (a)	1,295	90,391
Fox Factory Holding Corp. (a)	1,810	119,134
Gentherm, Inc. (a)	1,574	72,577
LCI Industries	1,176	126,973
Modine Manufacturing Co. (a)	2,285	16,064
Motorcar Parts of America, Inc. (a)	897	17,814
Standard Motor Products, Inc.	1,000	48,580
Stoneridge, Inc. (a)	1,245	34,686
Tenneco, Inc.	2,380	22,539
Visteon Corp. (a)	1,336	106,626
		1,008,098
Automobiles - 0.1%
Winnebago Industries, Inc.	1,502	82,250
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,209	51,779
Funko, Inc. (a)	1,075	16,157
Weyco Group, Inc.	303	6,863
		74,799
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	2,581	89,070
American Public Education, Inc. (a)	736	17,539
Career Education Corp. (a)	3,295	58,585
Carriage Services, Inc.	781	18,486
Chegg, Inc. (a)	5,664	233,527
Collectors Universe, Inc.	442	10,856
Houghton Mifflin Harcourt Co. (a)	5,019	27,705
K12, Inc. (a)	1,931	31,166
Laureate Education, Inc. Class A (a)	5,725	119,309
OneSpaWorld Holdings Ltd.	2,155	32,347
Regis Corp. (a)	1,110	17,227
Select Interior Concepts, Inc. (a)	930	7,682
Strategic Education, Inc.	1,024	166,185
Weight Watchers International, Inc. (a)	2,240	73,875
		903,559
Hotels, Restaurants & Leisure - 2.8%
BFC Financial Corp. Class A	2,931	11,372
Biglari Holdings, Inc. (a)	44	4,773
BJ's Restaurants, Inc.	931	37,035
Bloomin' Brands, Inc.	4,176	86,736
Bluegreen Vacations Corp.	351	3,222
Boyd Gaming Corp.	3,893	116,206
Brinker International, Inc.	1,811	77,312
Carrols Restaurant Group, Inc. (a)	1,726	7,836
Century Casinos, Inc. (a)	1,378	11,479
Churchill Downs, Inc.	1,680	242,558
Chuy's Holdings, Inc. (a)	787	19,321
Cracker Barrel Old Country Store, Inc.	1,152	176,175
Dave & Buster's Entertainment, Inc.	1,493	65,931
Del Taco Restaurants, Inc. (a)	1,353	10,202
Denny's Corp. (a)	2,780	56,907
Dine Brands Global, Inc.	761	64,875
Drive Shack, Inc. (a)	3,139	11,865
El Pollo Loco Holdings, Inc. (a)	988	13,615
Eldorado Resorts, Inc. (a)(b)	3,178	189,981
Everi Holdings, Inc. (a)	3,338	41,725
Fiesta Restaurant Group, Inc. (a)	1,099	10,913
Golden Entertainment, Inc. (a)	798	13,694
Habit Restaurants, Inc. Class A (a)	963	13,395
Inspired Entertainment, Inc. (a)	337	1,975
J. Alexanders Holdings, Inc. (a)	563	5,394
Jack in the Box, Inc.	1,239	101,288
Kura Sushi U.S.A., Inc. Class A (a)	180	4,054
Lindblad Expeditions Holdings (a)	1,118	18,436
Marriott Vacations Worldwide Corp.	2,000	240,480
Monarch Casino & Resort, Inc. (a)	549	29,470
Nathan's Famous, Inc.	142	9,372
Noodles & Co. (a)	1,367	9,760
Papa John's International, Inc.	1,062	68,796
Penn National Gaming, Inc. (a)	5,322	158,755
PlayAGS, Inc. (a)	1,243	12,778
Potbelly Corp. (a)	992	4,276
RCI Hospitality Holdings, Inc.	417	7,393
Red Lion Hotels Corp. (a)	1,119	3,088
Red Robin Gourmet Burgers, Inc. (a)	614	20,182
Red Rock Resorts, Inc.	3,332	81,667
Ruth's Hospitality Group, Inc.	1,290	26,445
Scientific Games Corp. Class A (a)	2,698	67,018
SeaWorld Entertainment, Inc. (a)	2,265	78,052
Shake Shack, Inc. Class A (a)	1,398	94,295
Target Hospitality Corp. (a)	1,572	8,599
Texas Roadhouse, Inc. Class A	3,181	198,813
The Cheesecake Factory, Inc.	1,985	76,224
Twin River Worldwide Holdings, Inc.	820	21,853
Wingstop, Inc.	1,415	131,270
		2,766,861
Household Durables - 1.9%
Bassett Furniture Industries, Inc.	481	5,883
Beazer Homes U.S.A., Inc. (a)	1,392	19,140
Cavco Industries, Inc. (a)	413	92,520
Century Communities, Inc. (a)	1,309	38,838
Ethan Allen Interiors, Inc.	1,137	18,363
Flexsteel Industries, Inc.	362	5,937
GoPro, Inc. Class A (a)(b)	6,115	24,093
Green Brick Partners, Inc. (a)	1,158	13,421
Hamilton Beach Brands Holding Co. Class A	332	5,246
Helen of Troy Ltd. (a)	1,200	226,860
Hooker Furniture Corp.	536	13,207
Installed Building Products, Inc. (a)	1,094	81,098
iRobot Corp. (a)(b)	1,326	62,388
KB Home	4,131	155,119
La-Z-Boy, Inc.	2,155	66,029
Legacy Housing Corp. (a)	309	4,335
LGI Homes, Inc. (a)	969	77,268
Lifetime Brands, Inc.	553	3,744
Lovesac (a)	434	4,926
M.D.C. Holdings, Inc.	2,419	101,937
M/I Homes, Inc. (a)	1,302	57,796
Meritage Homes Corp. (a)	1,741	123,541
Purple Innovation, Inc. (a)	346	4,349
Skyline Champion Corp. (a)	2,435	70,006
Sonos, Inc. (a)	3,427	47,018
Taylor Morrison Home Corp. (a)	5,079	131,445
TopBuild Corp. (a)	1,615	184,934
TRI Pointe Homes, Inc. (a)	6,675	108,536
Tupperware Brands Corp.	2,315	14,492
Universal Electronics, Inc. (a)	645	31,947
William Lyon Homes, Inc. (a)	1,553	36,014
Zagg, Inc. (a)	1,391	10,516
		1,840,946
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	1,205	18,304
Duluth Holdings, Inc. (a)	480	4,056
Groupon, Inc. (a)	21,546	62,052
Lands' End, Inc. (a)	492	5,732
Leaf Group Ltd. (a)	810	2,827
Liquidity Services, Inc. (a)	1,250	6,650
Overstock.com, Inc. (a)	1,253	10,174
PetMed Express, Inc.	936	23,597
Quotient Technology, Inc. (a)	3,692	37,178
Shutterstock, Inc. (a)	918	39,777
Stamps.com, Inc. (a)	799	59,518
Stitch Fix, Inc. (a)	1,974	45,205
The RealReal, Inc.	860	12,444
The Rubicon Project, Inc. (a)	2,326	21,771
Waitr Holdings, Inc. (a)	1,974	678
		349,963
Leisure Products - 0.4%
Acushnet Holdings Corp.	1,688	52,277
American Outdoor Brands Corp. (a)	2,636	24,831
Callaway Golf Co.	4,513	96,668
Clarus Corp.	1,132	14,959
Escalade, Inc.	457	4,022
Johnson Outdoors, Inc. Class A	235	18,471
Malibu Boats, Inc. Class A (a)	977	42,783
Marine Products Corp.	323	4,522
MCBC Holdings, Inc. (a)	855	15,022
Sturm, Ruger & Co., Inc.	804	39,814
Vista Outdoor, Inc. (a)	2,927	21,748
YETI Holdings, Inc. (a)(b)	1,972	71,702
		406,819
Multiline Retail - 0.1%
Big Lots, Inc.	1,864	50,440
Dillard's, Inc. Class A (b)	480	29,146
JC Penney Corp., Inc. (a)	15,355	11,439
		91,025
Specialty Retail - 2.4%
Aaron's, Inc. Class A	3,254	193,157
Abercrombie & Fitch Co. Class A	3,038	49,702
America's Car Mart, Inc. (a)	299	32,824
American Eagle Outfitters, Inc.	7,722	111,197
Asbury Automotive Group, Inc. (a)	927	89,409
Ascena Retail Group, Inc. (a)	332	1,461
At Home Group, Inc. (a)	2,286	12,939
Barnes & Noble Education, Inc. (a)	1,949	6,705
Bed Bath & Beyond, Inc. (b)	5,901	84,089
Boot Barn Holdings, Inc. (a)	1,358	56,995
Caleres, Inc.	1,915	33,608
Camping World Holdings, Inc.	1,603	24,959
Chico's FAS, Inc.	5,479	21,313
Citi Trends, Inc.	551	12,833
Conn's, Inc. (a)	864	7,569
DSW, Inc. Class A	3,060	43,574
Express, Inc. (a)	3,197	12,820
GameStop Corp. Class A (b)	4,181	16,055
Genesco, Inc. (a)	715	28,114
GNC Holdings, Inc. Class A (a)	3,740	8,004
Group 1 Automotive, Inc.	850	85,655
Guess?, Inc.	2,228	47,434
Haverty Furniture Companies, Inc.	857	17,251
Hibbett Sports, Inc. (a)	834	20,667
Hudson Ltd. (a)	1,908	20,931
J.Jill, Inc. (b)	544	647
Lithia Motors, Inc. Class A (sub. vtg.)	1,077	146,084
Lumber Liquidators Holdings, Inc. (a)	1,320	10,045
MarineMax, Inc. (a)	1,060	21,126
Michaels Companies, Inc. (a)	3,954	19,493
Monro, Inc.	1,569	98,376
Murphy U.S.A., Inc. (a)	1,400	143,038
National Vision Holdings, Inc. (a)	3,775	128,803
Office Depot, Inc.	26,218	58,204
Party City Holdco, Inc. (a)(b)	2,667	7,681
Rent-A-Center, Inc.	2,390	69,621
RH (a)	796	166,165
RTW Retailwinds, Inc. (a)	1,023	404
Sally Beauty Holdings, Inc. (a)	5,813	89,230
Shoe Carnival, Inc.	438	15,707
Signet Jewelers Ltd.	2,476	60,192
Sleep Number Corp. (a)	1,348	69,543
Sonic Automotive, Inc. Class A (sub. vtg.)	1,177	37,229
Sportsman's Warehouse Holdings, Inc. (a)	2,102	13,621
Tailored Brands, Inc.	2,386	9,496
The Buckle, Inc.	1,370	33,442
The Cato Corp. Class A (sub. vtg.)	1,067	17,115
The Children's Place Retail Stores, Inc. (b)	725	43,261
The Container Store Group, Inc. (a)	809	3,268
Tilly's, Inc.	1,004	8,534
Winmark Corp.	121	24,075
Zumiez, Inc. (a)	951	29,643
		2,363,308
Textiles, Apparel & Luxury Goods - 1.0%
Centric Brands, Inc. (a)	631	1,256
Crocs, Inc. (a)	3,328	126,164
Culp, Inc.	577	7,288
Deckers Outdoor Corp. (a)	1,348	257,347
Delta Apparel, Inc. (a)	285	7,148
Fossil Group, Inc. (a)	2,254	15,169
G-III Apparel Group Ltd. (a)	2,165	58,910
Kontoor Brands, Inc.	2,136	81,467
Movado Group, Inc.	770	13,259
Oxford Industries, Inc.	796	55,242
Rocky Brands, Inc.	343	9,309
Steven Madden Ltd.	4,047	156,052
Superior Group of Companies, Inc.	485	5,592
Unifi, Inc. (a)	682	14,677
Vera Bradley, Inc. (a)	1,003	9,609
Vince Holding Corp. (a)	164	2,422
Wolverine World Wide, Inc.	3,837	121,134
		942,045

TOTAL CONSUMER DISCRETIONARY		10,829,673

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	404	143,978
Celsius Holdings, Inc. (a)	1,471	7,943
Coca-Cola Bottling Co. Consolidated	227	61,474
Craft Brew Alliance, Inc. (a)	536	8,790
MGP Ingredients, Inc.	620	21,117
National Beverage Corp.	586	25,145
New Age Beverages Corp. (a)	3,441	5,987
Primo Water Corp. (a)	1,663	25,061
		299,495
Food & Staples Retailing - 0.7%
Andersons, Inc.	1,504	34,020
BJ's Wholesale Club Holdings, Inc. (a)	5,401	110,829
Chefs' Warehouse Holdings (a)	1,169	42,552
HF Foods Group, Inc. (a)	350	6,090
Ingles Markets, Inc. Class A	678	28,266
Natural Grocers by Vitamin Cottage, Inc.	421	3,810
Performance Food Group Co. (a)	4,926	255,118
PriceSmart, Inc.	1,072	65,671
Rite Aid Corp. (a)(b)	2,622	31,333
SpartanNash Co.	1,727	21,035
United Natural Foods, Inc. (a)	2,584	18,605
Village Super Market, Inc. Class A	392	8,726
Weis Markets, Inc.	447	16,400
		642,455
Food Products - 1.2%
Alico, Inc.	198	7,126
B&G Foods, Inc. Class A (b)	3,065	49,224
Bridgford Foods Corp. (a)	75	1,430
Cal-Maine Foods, Inc.	1,506	53,749
Calavo Growers, Inc.	786	60,215
Darling International, Inc. (a)	7,901	214,354
Farmer Brothers Co. (a)	469	5,619
Fresh Del Monte Produce, Inc.	1,484	46,568
Freshpet, Inc. (a)	1,651	103,815
Hostess Brands, Inc. Class A (a)	5,692	76,387
J&J Snack Foods Corp.	728	120,732
John B. Sanfilippo & Son, Inc.	414	34,900
Lancaster Colony Corp.	910	140,732
Landec Corp. (a)	1,241	13,899
Limoneira Co.	776	15,148
Sanderson Farms, Inc.	959	132,045
Seneca Foods Corp. Class A (a)	311	12,300
The Simply Good Foods Co. (a)	3,976	91,329
Tootsie Roll Industries, Inc. (b)	803	27,390
		1,206,962
Household Products - 0.2%
Central Garden & Pet Co. (a)	761	24,512
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,754	52,550
Oil-Dri Corp. of America	246	8,708
WD-40 Co.	661	123,488
		209,258
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	1,909	41,311
Edgewell Personal Care Co. (a)	2,617	67,571
elf Beauty, Inc. (a)	1,272	19,945
Inter Parfums, Inc.	836	57,776
LifeVantage Corp. (a)	675	11,057
MediFast, Inc.	536	51,794
Nature's Sunshine Products, Inc. (a)	422	4,034
Revlon, Inc. (a)	322	6,881
USANA Health Sciences, Inc. (a)	597	36,835
Youngevity International, Inc. (a)	315	491
		297,695
Tobacco - 0.2%
22nd Century Group, Inc. (a)	5,267	4,881
Pyxus International, Inc. (a)	354	2,425
Turning Point Brands, Inc.	386	8,816
Universal Corp.	1,181	62,770
Vector Group Ltd.	5,353	70,338
		149,230

TOTAL CONSUMER STAPLES		2,805,095

ENERGY - 2.5%
Energy Equipment & Services - 0.8%
Archrock, Inc.	6,190	51,687
Cactus, Inc.	2,286	65,883
COVIA Corp. (a)	2,148	3,437
Diamond Offshore Drilling, Inc. (a)(b)	3,213	14,876
DMC Global, Inc.	674	28,193
Dril-Quip, Inc. (a)	1,741	71,207
Era Group, Inc. (a)	1,097	10,904
Exterran Corp. (a)	1,291	6,971
Forum Energy Technologies, Inc. (a)	3,706	3,928
Frank's International NV (a)	5,074	17,759
FTS International, Inc. (a)	1,278	782
Geospace Technologies Corp. (a)	614	8,234
Helix Energy Solutions Group, Inc. (a)	6,832	56,979
Independence Contract Drilling, Inc. (a)	2,686	1,887
KLX Energy Services Holdings, Inc. (a)	950	3,838
Liberty Oilfield Services, Inc. Class A	2,609	22,124
Mammoth Energy Services, Inc.	426	605
Matrix Service Co. (a)	1,285	25,854
Nabors Industries Ltd.	16,774	34,722
Natural Gas Services Group, Inc. (a)	578	6,081
NCS Multistage Holdings, Inc. (a)	359	549
Newpark Resources, Inc. (a)	4,385	21,925
Nextier Oilfield Solutions, Inc. (a)	7,617	39,228
Nine Energy Service, Inc. (a)	736	3,562
Noble Corp. (a)	11,248	9,086
Oceaneering International, Inc. (a)	4,943	61,343
Oil States International, Inc. (a)	2,930	31,585
Pacific Drilling SA (a)	1,406	2,587
Parker Drilling Co. (a)	425	7,149
ProPetro Holding Corp. (a)	3,823	37,236
RigNet, Inc. (a)	592	2,463
RPC, Inc.	2,648	11,995
SEACOR Holdings, Inc. (a)	844	31,726
SEACOR Marine Holdings, Inc. (a)	988	10,315
Seadrill Ltd. (a)	2,872	3,935
Select Energy Services, Inc. Class A (a)	2,896	20,156
Smart Sand, Inc. (a)	1,156	2,347
Solaris Oilfield Infrastructure, Inc. Class A	1,427	16,453
TETRA Technologies, Inc. (a)	5,723	8,756
Tidewater, Inc. (a)	1,841	27,946
U.S. Silica Holdings, Inc.	3,606	18,535
U.S. Well Services, Inc. (a)	745	998
		805,826
Oil, Gas & Consumable Fuels - 1.7%
Abraxas Petroleum Corp. (a)	7,851	1,798
Altus Midstream Co. (a)	2,404	5,000
Amplify Energy Corp. New	539	2,905
Arch Coal, Inc.	724	37,308
Ardmore Shipping Corp. (a)	1,673	10,289
Berry Petroleum Corp.	3,037	20,803
Bonanza Creek Energy, Inc. (a)	930	16,917
Brigham Minerals, Inc. Class A	741	12,604
California Resources Corp. (a)(b)	2,347	17,227
Callon Petroleum Co. (a)	18,577	55,731
Chaparral Energy, Inc. Class A (a)	1,168	1,203
Clean Energy Fuels Corp. (a)	6,567	15,104
CNX Resources Corp. (a)	8,992	65,012
Comstock Resources, Inc. (a)	699	3,865
CONSOL Energy, Inc. (a)	1,308	10,634
Contura Energy, Inc. (a)	865	5,008
CVR Energy, Inc.	1,411	48,835
Delek U.S. Holdings, Inc.	3,568	97,977
Denbury Resources, Inc. (a)	23,040	22,694
DHT Holdings, Inc.	4,468	25,155
Diamond S Shipping, Inc. (a)	1,070	11,856
Dorian LPG Ltd. (a)	1,332	17,476
Earthstone Energy, Inc. (a)	854	4,270
Energy Fuels, Inc. (a)	4,550	6,532
Evolution Petroleum Corp.	1,251	6,305
Extraction Oil & Gas, Inc. (a)	3,764	5,345
Falcon Minerals Corp.	1,744	9,592
GasLog Ltd.	1,870	12,118
Golar LNG Ltd.	4,609	44,339
Goodrich Petroleum Corp. (a)	464	3,113
Green Plains, Inc.	1,597	19,915
Gulfport Energy Corp. (a)	7,383	11,444
Hallador Energy Co.	760	1,262
Highpoint Resources, Inc. (a)	5,003	5,803
International Seaways, Inc. (a)	1,217	27,090
Laredo Petroleum, Inc. (a)	8,841	15,207
Magnolia Oil & Gas Corp. Class A (a)	4,811	50,612
Matador Resources Co. (a)	5,385	78,998
Montage Resources Corp. (a)	972	3,548
NACCO Industries, Inc. Class A	177	8,344
National Energy Services Reunited Corp. (a)	1,074	7,078
Nextdecade Corp. (a)	520	2,543
Nordic American Tanker Shipping Ltd.	6,648	22,470
Northern Oil & Gas, Inc. (a)	14,298	23,735
Oasis Petroleum, Inc. (a)	15,251	34,315
Overseas Shipholding Group, Inc. (a)	3,036	5,404
Panhandle Royalty Co. Class A	674	4,873
Par Pacific Holdings, Inc. (a)	1,674	33,681
PDC Energy, Inc. (a)	4,827	104,215
Peabody Energy Corp.	3,090	20,888
Penn Virginia Corp. (a)	675	14,425
PrimeEnergy Corp. (a)	28	4,078
QEP Resources, Inc.	11,651	36,934
Renewable Energy Group, Inc. (a)	1,785	46,910
Rex American Resources Corp. (a)	282	21,249
Ring Energy, Inc. (a)	2,705	5,843
Rosehill Resources, Inc. (a)	391	414
SandRidge Energy, Inc. (a)	1,278	3,259
Scorpio Tankers, Inc.	2,148	50,134
Ship Finance International Ltd. (NY Shares)	3,825	50,643
SilverBow Resources, Inc. (a)	321	1,708
SM Energy Co.	5,628	51,665
Southwestern Energy Co. (a)	27,382	42,990
Talos Energy, Inc. (a)	956	20,975
Teekay Corp.	3,171	11,289
Teekay Tankers Ltd. (a)	1,151	18,750
Tellurian, Inc. (a)(b)	4,541	31,878
Unit Corp. (a)	2,034	813
Uranium Energy Corp. (a)	7,882	6,541
W&T Offshore, Inc. (a)	4,581	18,965
Whiting Petroleum Corp. (a)(b)	4,450	20,203
World Fuel Services Corp.	3,158	123,541
		1,661,647

TOTAL ENERGY		2,467,473

FINANCIALS - 17.6%
Banks - 9.4%
1st Constitution Bancorp	429	8,644
1st Source Corp.	694	32,750
ACNB Corp.	330	10,577
Allegiance Bancshares, Inc.	932	34,670
Amalgamated Bank	690	11,896
American National Bankshares, Inc.	508	17,323
Ameris Bancorp	2,958	118,882
Ames National Corp.	410	10,939
Arrow Financial Corp.	615	21,562
Atlantic Capital Bancshares, Inc. (a)	1,008	19,021
Banc of California, Inc.	2,161	34,490
BancFirst Corp.	879	50,806
Bancorp, Inc., Delaware (a)	2,459	29,090
BancorpSouth Bank	4,751	135,736
Bank First National Corp. (b)	272	17,065
Bank of Commerce Holdings	826	8,838
Bank of Marin Bancorp	624	27,493
Bank7 Corp.	180	3,274
BankFinancial Corp.	668	8,330
Bankwell Financial Group, Inc.	322	8,704
Banner Corp.	1,688	87,016
Bar Harbor Bankshares	706	15,532
BayCom Corp. (a)	530	11,904
BCB Bancorp, Inc.	629	8,252
Berkshire Hills Bancorp, Inc.	2,156	60,691
Boston Private Financial Holdings, Inc.	3,959	45,133
Bridge Bancorp, Inc.	787	23,885
Brookline Bancorp, Inc., Delaware	3,770	57,304
Bryn Mawr Bank Corp.	981	36,807
Business First Bancshares, Inc.	591	14,645
Byline Bancorp, Inc.	1,128	21,770
C & F Financial Corp.	169	8,458
Cadence Bancorp Class A	6,039	94,390
Cambridge Bancorp	214	15,447
Camden National Corp.	746	35,256
Capital Bancorp, Inc. (a)	377	5,135
Capital City Bank Group, Inc.	626	17,854
Capstar Financial Holdings, Inc.	727	10,883
Carolina Financial Corp.	1,147	43,987
Carter Bank & Trust (a)	1,078	21,334
Cathay General Bancorp	3,685	132,881
CBTX, Inc.	846	24,999
Centerstate Banks of Florida, Inc.	5,837	131,683
Central Pacific Financial Corp.	1,322	36,659
Central Valley Community Bancorp	520	9,771
Century Bancorp, Inc. Class A (non-vtg.)	136	11,696
Chemung Financial Corp.	179	7,101
Citizens & Northern Corp.	583	14,907
City Holding Co.	768	58,122
Civista Bancshares, Inc.	710	15,627
CNB Financial Corp., Pennsylvania	681	20,130
Coastal Financial Corp. of Washington (a)	405	7,209
Codorus Valley Bancorp, Inc.	526	11,467
Colony Bankcorp, Inc.	370	5,680
Columbia Banking Systems, Inc.	3,490	135,063
Community Bank System, Inc.	2,436	161,434
Community Bankers Trust Corp.	994	8,777
Community Financial Corp.	240	8,160
Community Trust Bancorp, Inc.	770	33,688
ConnectOne Bancorp, Inc.	1,615	38,130
CrossFirst Bankshares, Inc. (a)	340	4,641
Customers Bancorp, Inc. (a)	1,385	29,611
CVB Financial Corp.	6,393	132,783
Dime Community Bancshares, Inc.	1,477	28,669
Eagle Bancorp, Inc.	1,587	69,352
Enterprise Bancorp, Inc.	424	13,152
Enterprise Financial Services Corp.	1,177	51,211
Equity Bancshares, Inc. (a)	742	19,930
Esquire Financial Holdings, Inc. (a)	289	6,575
Evans Bancorp, Inc.	221	8,628
Farmers & Merchants Bancorp, Inc.	465	13,671
Farmers National Banc Corp.	1,214	19,205
FB Financial Corp.	809	28,841
Fidelity D & D Bancorp, Inc.	132	7,504
Financial Institutions, Inc.	763	23,508
First Bancorp, North Carolina	1,423	50,488
First Bancorp, Puerto Rico	10,373	96,158
First Bancshares, Inc.	799	27,502
First Bank Hamilton New Jersey	898	9,609
First Busey Corp.	2,421	61,736
First Business Finance Services, Inc.	386	9,719
First Capital, Inc.	168	11,106
First Choice Bancorp	479	11,659
First Commonwealth Financial Corp.	4,787	64,720
First Community Bankshares, In	714	20,927
First Financial Bancorp, Ohio	4,730	113,709
First Financial Bankshares, Inc.	6,243	209,265
First Financial Corp., Indiana	618	25,789
First Financial Northwest, Inc.	426	6,232
First Foundation, Inc.	1,832	30,228
First Guaranty Bancshares, Inc.	237	4,266
First Internet Bancorp	434	11,505
First Interstate Bancsystem, Inc.	1,788	68,838
First Merchants Corp.	2,669	106,093
First Mid-Illinois Bancshares, Inc.	689	22,565
First Midwest Bancorp, Inc., Delaware	5,125	102,193
First Northwest Bancorp	414	6,537
First of Long Island Corp.	1,077	23,759
Flushing Financial Corp.	1,301	25,851
FNCM Bancorp, Inc.	785	6,162
Franklin Financial Network, Inc.	649	23,929
Franklin Financial Services Corp.	190	6,939
Fulton Financial Corp.	7,780	128,137
FVCBankcorp, Inc. (a)	587	9,363
German American Bancorp, Inc.	1,181	40,378
Glacier Bancorp, Inc.	4,199	177,912
Great Southern Bancorp, Inc.	528	30,048
Great Western Bancorp, Inc.	2,687	79,401
Guaranty Bancshares, Inc. Texas	389	11,903
Hancock Whitney Corp.	4,148	164,842
Hanmi Financial Corp.	1,429	24,036
HarborOne Bancorp, Inc.	1,229	13,408
Hawthorn Bancshares, Inc.	258	5,870
HBT Financial, Inc.	453	8,756
Heartland Financial U.S.A., Inc.	1,687	82,511
Heritage Commerce Corp.	2,589	30,032
Heritage Financial Corp., Washington	1,747	45,038
Hilltop Holdings, Inc.	3,343	75,686
Home Bancshares, Inc.	7,565	144,643
HomeTrust Bancshares, Inc.	738	19,572
Hope Bancorp, Inc.	5,758	80,065
Horizon Bancorp, Inc. Indiana	1,735	29,356
Howard Bancorp, Inc. (a)	611	10,320
IBERIABANK Corp.	2,502	181,920
Independent Bank Corp.	1,017	21,743
Independent Bank Corp., Massachusetts	1,619	116,892
Independent Bank Group, Inc.	1,739	93,071
International Bancshares Corp.	2,664	104,962
Investar Holding Corp.	467	10,325
Investors Bancorp, Inc.	10,854	131,171
Lakeland Bancorp, Inc.	2,424	39,366
Lakeland Financial Corp.	1,203	57,070
LCNB Corp.	561	9,296
Level One Bancorp, Inc.	217	5,395
Live Oak Bancshares, Inc.	1,267	22,147
Macatawa Bank Corp.	1,222	12,892
Mackinac Financial Corp.	414	6,260
Mainstreet Bancshares, Inc. (a)	321	7,062
Malvern Bancorp, Inc. (a)	342	6,840
Mercantil Bank Holding Corp. Class A (a)	953	17,754
Mercantile Bank Corp.	791	25,921
Metrocity Bankshares, Inc.	763	12,261
Metropolitan Bank Holding Corp. (a)	328	16,121
Mid Penn Bancorp, Inc.	374	8,976
Midland States Bancorp, Inc.	1,056	27,900
MidWestOne Financial Group, Inc.	572	18,498
MutualFirst Financial, Inc.	281	10,462
MVB Financial Corp.	454	9,071
National Bank Holdings Corp.	1,401	45,673
National Bankshares, Inc.	295	12,048
NBT Bancorp, Inc.	2,071	78,263
Nicolet Bankshares, Inc. (a)	459	32,428
Northeast Bank	432	8,670
Northrim Bancorp, Inc.	287	10,800
Norwood Financial Corp.	313	10,642
Oak Valley Bancorp Oakdale California	316	5,846
OFG Bancorp	2,422	47,738
Ohio Valley Banc Corp.	194	6,412
Old National Bancorp, Indiana	8,112	145,286
Old Second Bancorp, Inc.	1,368	16,806
Opus Bank	1,078	28,713
Origin Bancorp, Inc.	907	31,963
Orrstown Financial Services, Inc.	503	10,367
Pacific City Financial Corp.	570	8,670
Pacific Mercantile Bancorp (a)	858	5,946
Pacific Premier Bancorp, Inc.	2,836	84,513
Park National Corp.	640	60,781
Parke Bancorp, Inc.	457	9,835
Peapack-Gladstone Financial Corp.	887	25,927
Penns Woods Bancorp, Inc.	327	10,317
People's Utah Bancorp	767	20,003
Peoples Bancorp of North Carolina	209	5,716
Peoples Bancorp, Inc.	830	27,008
Peoples Financial Services Corp.	326	15,110
Preferred Bank, Los Angeles	668	40,153
Premier Financial Bancorp, Inc.	608	10,336
QCR Holdings, Inc.	707	29,058
RBB Bancorp	756	14,878
Red River Bancshares, Inc.	232	12,284
Reliant Bancorp, Inc.	471	10,013
Renasant Corp.	2,647	84,519
Republic Bancorp, Inc., Kentucky Class A	499	20,908
Republic First Bancorp, Inc. (a)	1,883	6,007
Richmond Mutual Bancorp., Inc. (a)	609	9,263
S&T Bancorp, Inc.	1,809	68,000
Sandy Spring Bancorp, Inc.	1,699	59,125
SB One Bancorp	356	8,508
Seacoast Banking Corp., Florida (a)	2,428	65,920
Select Bancorp, Inc. New (a)	792	9,187
ServisFirst Bancshares, Inc.	2,268	83,349
Shore Bancshares, Inc.	555	9,019
Sierra Bancorp	721	19,308
Silvergate Capital Corp. (a)	140	2,209
Simmons First National Corp. Class A	4,543	108,941
SmartFinancial, Inc.	599	12,950
South Plains Financial, Inc.	496	10,788
South State Corp.	1,605	121,354
Southern First Bancshares, Inc. (a)	362	14,136
Southern National Bancorp of Virginia, Inc.	936	14,536
Southside Bancshares, Inc.	1,563	54,830
Spirit of Texas Bancshares, Inc. (a)	663	13,757
Stock Yards Bancorp, Inc.	994	38,508
Summit Financial Group, Inc.	498	12,226
The Bank of NT Butterfield & Son Ltd.	2,691	89,395
The Bank of Princeton	250	7,625
The First Bancorp, Inc.	494	13,970
Tompkins Financial Corp.	689	59,316
TowneBank	3,208	85,172
Trico Bancshares	1,286	46,810
TriState Capital Holdings, Inc. (a)	1,177	27,059
Triumph Bancorp, Inc. (a)	1,154	44,983
Trustmark Corp.	3,082	98,562
UMB Financial Corp.	2,143	142,424
Union Bankshares Corp.	3,845	129,538
Union Bankshares, Inc.	172	5,783
United Bankshares, Inc., West Virginia	4,669	160,147
United Community Bank, Inc.	3,836	107,101
United Security Bancshares, California	568	5,532
Unity Bancorp, Inc.	362	7,935
Univest Corp. of Pennsylvania	1,406	34,925
Valley National Bancorp	18,498	194,784
Veritex Holdings, Inc.	2,449	69,356
Washington Trust Bancorp, Inc.	726	34,362
WesBanco, Inc.	3,115	103,169
West Bancorp., Inc.	756	17,305
Westamerica Bancorp.	1,267	80,277
		9,213,456
Capital Markets - 1.5%
Ares Management Corp.	3,460	124,768
Artisan Partners Asset Management, Inc.	2,424	80,962
Assetmark Financial Holdings, Inc. (a)	650	19,065
Associated Capital Group, Inc.	96	4,010
B. Riley Financial, Inc.	982	26,337
Blucora, Inc. (a)	2,323	52,384
BrightSphere Investment Group, Inc.	3,147	28,984
Cohen & Steers, Inc.	1,099	81,304
Cowen Group, Inc. Class A (a)	1,374	22,080
Diamond Hill Investment Group, Inc.	153	21,538
Donnelley Financial Solutions, Inc. (a)	1,539	13,943
Federated Investors, Inc. Class B (non-vtg.)	4,604	166,803
Focus Financial Partners, Inc. Class A (a)	1,463	41,330
Gain Capital Holdings, Inc.	919	3,593
GAMCO Investors, Inc. Class A	266	4,402
Greenhill & Co., Inc.	744	11,651
Hamilton Lane, Inc. Class A	1,058	68,717
Houlihan Lokey	2,020	104,737
INTL FCStone, Inc. (a)	773	36,841
Ladenburg Thalmann Financial Services, Inc.	5,916	20,647
Moelis & Co. Class A	2,295	82,620
Och-Ziff Capital Management Group LLC Class A	795	18,237
Oppenheimer Holdings, Inc. Class A (non-vtg.)	443	12,205
Piper Jaffray Companies	660	54,404
PJT Partners, Inc.	1,079	49,656
Pzena Investment Management, Inc.	825	6,757
Safeguard Scientifics, Inc.	992	10,555
Siebert Financial Corp. (a)	346	2,377
Silvercrest Asset Management Group Class A	389	4,621
Stifel Financial Corp.	3,210	207,655
Value Line, Inc.	37	1,219
Virtus Investment Partners, Inc.	320	39,370
Waddell & Reed Financial, Inc. Class A	3,329	53,197
Westwood Holdings Group, Inc.	374	10,502
WisdomTree Investments, Inc.	6,556	27,601
		1,515,072
Consumer Finance - 0.6%
CURO Group Holdings Corp.	793	8,255
Elevate Credit, Inc. (a)	1,006	5,845
Encore Capital Group, Inc. (a)	1,479	50,212
Enova International, Inc. (a)	1,576	39,495
EZCORP, Inc. (non-vtg.) Class A (a)	2,478	15,413
First Cash Financial Services, Inc.	2,011	174,897
Green Dot Corp. Class A (a)	2,355	70,838
LendingClub Corp. (a)	3,250	38,090
Medallion Financial Corp. (a)	942	6,490
Nelnet, Inc. Class A	851	48,728
Oportun Financial Corp. (a)	366	7,701
PRA Group, Inc. (a)	2,182	77,156
Regional Management Corp. (a)	417	11,488
World Acceptance Corp. (a)	271	23,433
		578,041
Diversified Financial Services - 0.3%
Alerus Financial Corp.	120	2,532
Banco Latinoamericano de Comercio Exterior SA Series E	1,465	29,534
Cannae Holdings, Inc. (a)	3,240	131,738
FGL Holdings Class A	7,053	68,061
GWG Holdings, Inc. (a)	106	926
Marlin Business Services Corp.	382	7,525
On Deck Capital, Inc. (a)	3,144	12,828
Rafael Holdings, Inc. (a)	524	10,606
		263,750
Insurance - 2.3%
AMBAC Financial Group, Inc. (a)	2,155	46,182
American Equity Investment Life Holding Co.	4,347	114,804
Amerisafe, Inc.	924	63,220
Argo Group International Holdings, Ltd.	1,571	103,058
BRP Group, Inc. (a)	736	11,099
Citizens, Inc. Class A (a)	2,365	14,332
CNO Financial Group, Inc.	7,217	126,947
Crawford & Co. Class A	770	6,730
Donegal Group, Inc. Class A	437	6,096
eHealth, Inc. (a)	1,099	115,571
Employers Holdings, Inc.	1,515	64,615
Enstar Group Ltd. (a)	551	107,605
FBL Financial Group, Inc. Class A	480	25,814
Fednat Holding Co.	553	8,588
Genworth Financial, Inc. Class A	24,400	100,040
Global Indemnity Ltd.	402	12,675
Goosehead Insurance	551	28,751
Greenlight Capital Re, Ltd. (a)	1,364	12,699
Hallmark Financial Services, Inc. (a)	628	10,802
HCI Group, Inc.	296	13,104
Health Insurance Innovations, Inc. (a)	483	11,099
Heritage Insurance Holdings, Inc.	1,269	15,304
Horace Mann Educators Corp.	1,985	85,375
Independence Holding Co.	235	9,515
Investors Title Co.	69	10,888
James River Group Holdings Ltd.	1,412	60,631
Kinsale Capital Group, Inc.	981	112,050
MBIA, Inc. (a)	3,543	32,100
National General Holdings Corp.	3,224	70,186
National Western Life Group, Inc.	107	28,462
NI Holdings, Inc. (a)	454	6,969
Palomar Holdings, Inc.	604	32,284
ProAssurance Corp.	2,569	78,021
ProSight Global, Inc.	426	6,164
Protective Insurance Corp. Class B	426	6,641
RLI Corp.	1,920	178,579
Safety Insurance Group, Inc.	704	64,824
Selective Insurance Group, Inc.	2,791	184,904
State Auto Financial Corp.	814	24,510
Stewart Information Services Corp.	1,132	47,261
Third Point Reinsurance Ltd. (a)	3,675	40,021
Tiptree, Inc.	1,227	8,405
Trupanion, Inc. (a)(b)	1,378	43,986
United Fire Group, Inc.	1,035	45,809
United Insurance Holdings Corp.	979	9,927
Universal Insurance Holdings, Inc.	1,447	35,220
Watford Holdings Ltd. (a)	942	20,583
		2,262,450
Mortgage Real Estate Investment Trusts - 1.4%
AG Mortgage Investment Trust, Inc.	1,667	26,422
Anworth Mortgage Asset Corp.	4,926	17,635
Apollo Commercial Real Estate Finance, Inc.	7,408	135,418
Ares Commercial Real Estate Corp.	1,321	21,585
Arlington Asset Investment Corp.	1,887	10,718
Armour Residential REIT, Inc.	2,881	55,488
Blackstone Mortgage Trust, Inc.	5,986	228,665
Capstead Mortgage Corp.	4,571	37,574
Cherry Hill Mortgage Investment Corp.	863	13,256
Colony NorthStar Credit Real Estate, Inc.	3,917	48,767
Dynex Capital, Inc.	1,009	17,980
Ellington Financial LLC	1,491	27,241
Exantas Capital Corp.	1,445	17,456
Granite Point Mortgage Trust, Inc.	2,649	48,450
Great Ajax Corp.	848	12,796
Invesco Mortgage Capital, Inc.	6,944	121,451
KKR Real Estate Finance Trust, Inc.	1,187	24,986
Ladder Capital Corp. Class A	4,958	90,979
New York Mortgage Trust, Inc.	12,483	79,267
Orchid Island Capital, Inc.	3,153	19,044
PennyMac Mortgage Investment Trust	4,309	100,184
Redwood Trust, Inc.	5,282	93,122
TPG RE Finance Trust, Inc.	2,341	47,920
Western Asset Mortgage Capital Corp.	2,532	26,865
ZAIS Financial Corp.	1,554	25,361
		1,348,630
Thrifts & Mortgage Finance - 2.1%
Axos Financial, Inc. (a)	2,811	79,186
Bridgewater Bancshares, Inc. (a)	1,168	15,418
Capitol Federal Financial, Inc.	6,262	82,533
Columbia Financial, Inc. (a)	2,449	41,070
ESSA Bancorp, Inc.	436	7,390
Essent Group Ltd.	4,648	230,587
Farmer Mac Class C (non-vtg.)	433	33,038
First Defiance Financial Corp.	960	28,214
Flagstar Bancorp, Inc.	1,669	58,816
FS Bancorp, Inc.	190	10,397
Greene County Bancorp, Inc.	162	4,729
Hingham Institution for Savings	64	13,401
Home Bancorp, Inc.	381	13,548
HomeStreet, Inc.	1,072	34,422
Kearny Financial Corp.	3,710	45,819
Luther Burbank Corp.	1,036	10,681
Merchants Bancorp/IN	444	8,738
Meridian Bancorp, Inc. Maryland	2,306	41,485
Meta Financial Group, Inc.	1,691	62,939
MMA Capital Management, LLC (a)	222	6,811
NMI Holdings, Inc. (a)	3,141	100,261
Northfield Bancorp, Inc.	2,148	34,132
Northwest Bancshares, Inc.	4,847	76,219
OceanFirst Financial Corp.	2,657	61,802
Ocwen Financial Corp. (a)	6,200	7,626
OP Bancorp	676	6,753
PCSB Financial Corp.	780	15,506
PDL Community Bancorp (a)	388	5,467
Pennymac Financial Services, Inc.	1,214	40,936
Pioneer Bancorp, Inc. (a)	521	7,648
Provident Bancorp, Inc. (a)	412	4,866
Provident Financial Holdings, Inc.	288	6,339
Provident Financial Services, Inc.	2,882	65,738
Prudential Bancorp, Inc.	437	7,696
Radian Group, Inc.	9,684	237,161
Riverview Bancorp, Inc.	966	7,110
Southern Missouri Bancorp, Inc.	373	13,286
Sterling Bancorp, Inc.	744	5,454
Territorial Bancorp, Inc.	378	10,973
Timberland Bancorp, Inc.	376	10,588
Trustco Bank Corp., New York	4,692	37,208
United Community Financial Corp.	2,202	24,068
Walker & Dunlop, Inc.	1,340	88,936
Washington Federal, Inc.	3,786	128,724
Waterstone Financial, Inc.	1,115	19,501
Westfield Financial, Inc.	1,020	9,160
WMI Holdings Corp. (a)	3,639	45,051
WSFS Financial Corp.	2,477	98,808
		2,006,239

TOTAL FINANCIALS		17,187,638

HEALTH CARE - 17.7%
Biotechnology - 7.4%
89Bio, Inc. (a)	130	3,474
Abeona Therapeutics, Inc. (a)	1,581	3,431
ACADIA Pharmaceuticals, Inc. (a)	5,380	214,877
Acceleron Pharma, Inc. (a)	2,146	194,814
Acorda Therapeutics, Inc. (a)	2,269	4,606
Adamas Pharmaceuticals, Inc. (a)	1,049	5,392
ADMA Biologics, Inc. (a)	2,266	8,973
Aduro Biotech, Inc. (a)	3,119	5,240
Adverum Biotechnologies, Inc. (a)	2,547	25,139
Aeglea BioTherapeutics, Inc. (a)	1,344	9,757
Affimed NV (a)	3,305	8,659
Agenus, Inc. (a)	5,340	19,972
AgeX Therapeutics, Inc. (a)	802	1,099
Aimmune Therapeutics, Inc. (a)	2,148	66,695
Akebia Therapeutics, Inc. (a)	5,638	40,706
Akero Therapeutics, Inc. (a)	253	6,247
Albireo Pharma, Inc. (a)	510	11,577
Aldeyra Therapeutics, Inc. (a)	1,081	5,773
Alector, Inc. (b)	1,442	40,289
Allakos, Inc. (a)	937	67,651
Allogene Therapeutics, Inc. (a)(b)	1,925	41,811
AMAG Pharmaceuticals, Inc. (a)	1,625	14,398
Amicus Therapeutics, Inc. (a)	12,209	107,928
AnaptysBio, Inc. (a)	1,138	16,524
Anavex Life Sciences Corp. (a)	2,019	5,774
Anika Therapeutics, Inc. (a)	633	26,023
Apellis Pharmaceuticals, Inc. (a)	2,702	111,079
Applied Therapeutics, Inc. (a)	309	16,213
Aprea Therapeutics, Inc.	314	12,039
Arcus Biosciences, Inc. (a)	1,499	13,161
Ardelyx, Inc. (a)	2,235	15,824
Arena Pharmaceuticals, Inc. (a)	2,419	110,524
Arrowhead Pharmaceuticals, Inc. (a)	4,460	186,919
Assembly Biosciences, Inc. (a)	1,114	19,562
Atara Biotherapeutics, Inc. (a)	2,459	32,533
Athenex, Inc. (a)	3,261	43,665
Athersys, Inc. (a)(b)	6,279	8,539
Atreca, Inc.	288	5,293
Avid Bioservices, Inc. (a)	2,648	17,503
AVROBIO, Inc. (a)	969	21,056
Axcella Health, Inc.	354	1,713
Baudax Bio, Inc. (a)	352	2,946
BeyondSpring, Inc. (a)	577	8,736
BioCryst Pharmaceuticals, Inc. (a)	7,045	20,078
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,881	91,210
Biospecifics Technologies Corp. (a)	316	18,669
BioTime, Inc. (a)	5,061	5,213
BioXcel Therapeutics, Inc. (a)	314	5,203
Blueprint Medicines Corp. (a)	2,552	161,924
Bridgebio Pharma, Inc.	1,082	37,318
Cabaletta Bio, Inc. (a)	288	4,732
Calithera Biosciences, Inc. (a)	2,205	13,230
Calyxt, Inc. (a)	490	2,729
CareDx, Inc. (a)	1,963	47,426
CASI Pharmaceuticals, Inc. (a)	2,377	6,774
Castle Biosciences, Inc.	188	5,798
Catalyst Pharmaceutical Partners, Inc. (a)	4,667	19,181
Cel-Sci Corp. (a)	1,309	17,069
Celcuity, Inc. (a)	322	3,555
Cellular Biomedicine Group, Inc. (a)	579	9,872
Centogene NV (a)	79	771
Checkpoint Therapeutics, Inc. (a)	1,394	2,523
ChemoCentryx, Inc. (a)	1,953	82,846
Chimerix, Inc. (a)	2,383	3,932
Clovis Oncology, Inc. (a)(b)	2,469	20,468
Coherus BioSciences, Inc. (a)	2,979	53,741
Concert Pharmaceuticals, Inc. (a)	1,099	11,737
Constellation Pharmaceuticals, Inc. (a)	744	24,582
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	3,076	19,902
Cortexyme, Inc.	547	25,704
Crinetics Pharmaceuticals, Inc. (a)	498	10,697
Cue Biopharma, Inc. (a)	996	15,109
Cyclerion Therapeutics, Inc. (a)	997	3,270
Cytokinetics, Inc. (a)	2,645	32,534
CytomX Therapeutics, Inc. (a)	2,087	15,486
Deciphera Pharmaceuticals, Inc. (a)	961	60,187
Denali Therapeutics, Inc. (a)(b)	2,308	53,453
Dicerna Pharmaceuticals, Inc. (a)	2,471	48,790
Dynavax Technologies Corp. (a)	4,011	20,256
Eagle Pharmaceuticals, Inc. (a)	454	24,434
Editas Medicine, Inc. (a)	2,514	66,445
Eidos Therapeutics, Inc. (a)	540	28,771
Eiger Biopharmaceuticals, Inc. (a)	1,171	14,474
Emergent BioSolutions, Inc. (a)	2,170	119,545
Enanta Pharmaceuticals, Inc. (a)	814	41,954
Enochian Biosciences, Inc. (a)	617	2,733
Epizyme, Inc. (a)	3,750	78,488
Esperion Therapeutics, Inc. (a)(b)	1,231	66,572
Evelo Biosciences, Inc. (a)	680	3,992
Fate Therapeutics, Inc. (a)	2,937	74,482
FibroGen, Inc. (a)	3,809	159,407
Five Prime Therapeutics, Inc. (a)	1,685	7,953
Flexion Therapeutics, Inc. (a)	1,630	28,558
Forty Seven, Inc. (a)	1,069	39,414
Frequency Therapeutics, Inc.	254	6,073
G1 Therapeutics, Inc. (a)	1,610	31,170
Galectin Therapeutics, Inc. (a)	1,712	4,503
Galera Therapeutics, Inc. (a)	71	1,054
Geron Corp. (a)	8,315	10,893
Global Blood Therapeutics, Inc. (a)	2,775	181,097
GlycoMimetics, Inc. (a)	1,527	6,536
Gossamer Bio, Inc.	2,118	28,127
Gritstone Oncology, Inc. (a)	1,240	10,986
Halozyme Therapeutics, Inc. (a)	6,853	130,070
Harpoon Therapeutics, Inc.	330	4,386
Heron Therapeutics, Inc. (a)	4,064	84,775
Homology Medicines, Inc. (a)	1,209	18,921
Hookipa Pharma, Inc.	448	5,376
IGM Biosciences, Inc. (a)	222	7,546
ImmunoGen, Inc. (a)	6,894	32,574
Immunomedics, Inc. (a)	8,460	157,102
Inovio Pharmaceuticals, Inc. (a)(b)	4,387	19,873
Insmed, Inc. (a)	4,252	87,336
Intellia Therapeutics, Inc. (a)	1,868	22,248
Intercept Pharmaceuticals, Inc. (a)	1,220	112,740
Invitae Corp. (a)	4,204	78,405
Iovance Biotherapeutics, Inc. (a)	5,642	122,657
Ironwood Pharmaceuticals, Inc. Class A (a)	7,448	89,972
Jounce Therapeutics, Inc. (a)	740	4,655
Kadmon Holdings, Inc. (a)	7,479	34,329
Kalvista Pharmaceuticals, Inc. (a)	591	9,042
Karuna Therapeutics, Inc. (a)	221	20,975
Karyopharm Therapeutics, Inc. (a)	2,836	45,801
Kezar Life Sciences, Inc. (a)	580	1,781
Kindred Biosciences, Inc. (a)	1,809	15,793
Kiniksa Pharmaceuticals Ltd. (a)	669	9,841
Kodiak Sciences, Inc. (a)	1,136	69,376
Krystal Biotech, Inc. (a)	509	26,600
Kura Oncology, Inc. (a)	1,697	19,923
La Jolla Pharmaceutical Co. (a)	1,086	7,439
Lexicon Pharmaceuticals, Inc. (a)	2,097	6,480
Ligand Pharmaceuticals, Inc. Class B (a)	831	72,970
LogicBio Therapeutics, Inc. (a)	376	3,711
Macrogenics, Inc. (a)	2,341	21,654
Madrigal Pharmaceuticals, Inc. (a)	391	32,461
Magenta Therapeutics, Inc. (a)	957	11,369
MannKind Corp. (a)	9,310	13,686
Marker Therapeutics, Inc. (a)(b)	1,365	3,535
MediciNova, Inc. (a)	2,024	11,719
MEI Pharma, Inc. (a)	3,372	7,722
MeiraGTx Holdings PLC (a)	786	14,234
Mersana Therapeutics, Inc. (a)	1,706	11,516
Minerva Neurosciences, Inc. (a)	1,405	11,423
Mirati Therapeutics, Inc. (a)	1,314	114,095
Mirum Pharmaceuticals, Inc. (a)	123	1,934
Molecular Templates, Inc. (a)	837	12,505
Momenta Pharmaceuticals, Inc. (a)	4,718	136,916
Morphic Holding, Inc.	216	4,342
Mustang Bio, Inc. (a)	1,403	5,149
Myriad Genetics, Inc. (a)	3,441	95,144
Natera, Inc. (a)	3,008	105,310
Neon Therapeutics, Inc. (a)	513	693
NextCure, Inc.	671	28,685
Novavax, Inc. (a)	1,329	10,127
OncoCyte Corp. (a)	1,146	2,991
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Opko Health, Inc. (a)(b)	18,512	26,842
Organogenesis Holdings, Inc. Class A (a)	518	2,315
OvaScience, Inc. (a)	490	3,891
Oyster Point Pharma, Inc. (a)	293	9,230
Palatin Technologies, Inc. (a)	10,100	6,586
PDL BioPharma, Inc. (a)	5,178	17,036
Pfenex, Inc. (a)	1,481	15,876
PhaseBio Pharmaceuticals, Inc. (a)	682	3,396
Pieris Pharmaceuticals, Inc. (a)	2,085	7,715
Polarityte, Inc. (a)(b)	888	2,753
Portola Pharmaceuticals, Inc. (a)	3,749	47,950
Precigen, Inc. (a)	3,588	16,684
Precision BioSciences, Inc. (a)	1,690	13,672
Prevail Therapeutics, Inc.	380	7,182
Principia Biopharma, Inc. (a)	875	46,069
Progenics Pharmaceuticals, Inc. (a)	4,357	19,432
Protagonist Therapeutics, Inc. (a)	856	6,463
Prothena Corp. PLC (a)	1,993	24,255
PTC Therapeutics, Inc. (a)	2,906	149,659
Puma Biotechnology, Inc. (a)	1,527	12,002
Ra Pharmaceuticals, Inc. (a)	1,664	77,992
Radius Health, Inc. (a)	2,144	37,649
RAPT Therapeutics, Inc. (a)	68	3,012
REGENXBIO, Inc. (a)	1,594	69,387
Replimune Group, Inc. (a)	651	10,351
Retrophin, Inc. (a)	2,013	31,121
Rhythm Pharmaceuticals, Inc. (a)	1,404	24,626
Rigel Pharmaceuticals, Inc. (a)	7,873	17,793
Rocket Pharmaceuticals, Inc. (a)	1,456	29,819
Rubius Therapeutics, Inc. (a)(b)	1,696	13,229
Sangamo Therapeutics, Inc. (a)	5,423	39,751
Savara, Inc. (a)	1,573	4,121
Scholar Rock Holding Corp. (a)	831	10,213
Seres Therapeutics, Inc. (a)	1,900	6,194
Solid Biosciences, Inc. (a)	825	2,764
Sorrento Therapeutics, Inc. (a)(b)	5,942	22,758
Spectrum Pharmaceuticals, Inc. (a)	5,090	12,878
Spero Therapeutics, Inc. (a)	544	5,010
Springworks Therapeutics, Inc. (a)	510	16,055
Stemline Therapeutics, Inc. (a)	2,254	14,944
Stoke Therapeutics, Inc.	425	11,883
Sutro Biopharma, Inc. (a)	500	5,120
Syndax Pharmaceuticals, Inc. (a)	956	8,967
Synlogic, Inc. (a)	630	1,688
Syros Pharmaceuticals, Inc. (a)	1,616	11,409
TCR2 Therapeutics, Inc.	558	8,191
TG Therapeutics, Inc. (a)	4,102	58,289
Tocagen, Inc. (a)	875	437
Translate Bio, Inc. (a)	1,680	12,046
Turning Point Therapeutics, Inc.	1,343	78,566
Twist Bioscience Corp. (a)	1,102	27,374
Tyme, Inc. (a)(b)	3,066	4,292
Ultragenyx Pharmaceutical, Inc. (a)	2,647	139,100
UNITY Biotechnology, Inc. (a)	1,273	7,511
UroGen Pharma Ltd. (a)(b)	901	26,498
Vanda Pharmaceuticals, Inc. (a)	2,460	31,365
VBI Vaccines, Inc. (a)	7,496	10,270
Veracyte, Inc. (a)	2,246	58,958
Vericel Corp. (a)	2,156	35,358
Viela Bio, Inc.	277	10,900
Viking Therapeutics, Inc. (a)(b)	3,149	19,776
Vir Biotechnology, Inc. (a)	317	8,442
Voyager Therapeutics, Inc. (a)	1,244	13,721
X4 Pharmaceuticals, Inc. (a)	505	4,192
Xbiotech, Inc. (a)	911	20,416
Xencor, Inc. (a)	2,298	77,994
Y-mAbs Therapeutics, Inc. (a)	1,131	37,312
ZIOPHARM Oncology, Inc. (a)(b)	7,578	29,857
		7,226,278
Health Care Equipment & Supplies - 4.0%
Accuray, Inc. (a)	4,411	17,159
Alphatec Holdings, Inc. (a)	1,878	13,071
Angiodynamics, Inc. (a)	1,846	25,419
Antares Pharma, Inc. (a)	7,744	28,420
Atricure, Inc. (a)	1,818	70,720
Atrion Corp.	69	49,624
Avanos Medical, Inc. (a)	2,253	62,048
AxoGen, Inc. (a)	1,612	19,924
Axonics Modulation Technologies, Inc. (a)	764	22,179
BioLife Solutions, Inc. (a)	323	4,454
BioSig Technologies, Inc. (a)	739	3,606
Bovie Medical Corp. (a)	1,575	11,954
Cardiovascular Systems, Inc. (a)	1,659	75,302
Cerus Corp. (a)	7,038	28,222
ConforMis, Inc. (a)	2,878	2,865
CONMED Corp.	1,304	132,591
Cryolife, Inc. (a)	1,743	51,837
CryoPort, Inc. (a)	1,517	27,169
Cutera, Inc. (a)	694	19,557
CytoSorbents Corp. (a)	1,452	7,173
electroCore, Inc. (a)	427	538
Genmark Diagnostics, Inc. (a)	2,745	14,796
Glaukos Corp. (a)	1,878	105,638
Globus Medical, Inc. (a)	3,662	191,449
Haemonetics Corp. (a)	2,450	263,106
Heska Corp. (a)	343	34,365
Inogen, Inc. (a)	887	39,267
Integer Holdings Corp. (a)	1,570	134,078
IntriCon Corp. (a)	389	6,625
Invacare Corp.	1,595	12,266
IRadimed Corp. (a)	216	5,508
iRhythm Technologies, Inc. (a)	1,282	109,778
Lantheus Holdings, Inc. (a)	1,856	32,499
LeMaitre Vascular, Inc.	775	27,888
LivaNova PLC (a)	2,331	158,438
Meridian Bioscience, Inc.	2,010	19,778
Merit Medical Systems, Inc. (a)	2,585	94,146
Mesa Laboratories, Inc.	191	50,126
Misonix, Inc. (a)	389	6,492
Natus Medical, Inc. (a)	1,617	50,596
Neogen Corp. (a)	2,476	166,561
Neuronetics, Inc. (a)	547	1,986
Nevro Corp. (a)	1,436	190,859
Novocure Ltd. (a)	4,184	340,829
NuVasive, Inc. (a)	2,489	191,952
OraSure Technologies, Inc. (a)	3,070	21,644
Orthofix International NV (a)	879	38,026
OrthoPediatrics Corp. (a)	445	20,439
Pulse Biosciences, Inc. (a)(b)	505	7,070
Quidel Corp. (a)	1,701	130,637
Rockwell Medical Technologies, Inc. (a)	2,980	7,778
RTI Biologics, Inc. (a)	2,733	11,369
Seaspine Holdings Corp. (a)	728	10,745
Senseonics Holdings, Inc. (a)(b)	5,771	4,720
Shockwave Medical, Inc. (a)	1,215	52,755
SI-BONE, Inc. (a)	791	16,698
Sientra, Inc. (a)	1,889	11,447
Silk Road Medical, Inc.	773	35,975
Soliton, Inc.	300	3,588
Staar Surgical Co. (a)	2,140	71,990
SurModics, Inc. (a)	629	24,776
Tactile Systems Technology, Inc. (a)	878	49,335
Tandem Diabetes Care, Inc. (a)	2,703	205,536
TransEnterix, Inc. (a)	1,248	1,697
TransMedics Group, Inc.	695	12,169
Utah Medical Products, Inc.	166	15,284
Vapotherm, Inc. (a)	678	7,085
Varex Imaging Corp. (a)	1,837	50,793
ViewRay, Inc. (a)	3,229	10,074
Wright Medical Group NV (a)	6,078	183,191
Zynex, Inc.	777	7,467
		3,935,146
Health Care Providers & Services - 2.3%
Addus HomeCare Corp. (a)	602	56,793
Amedisys, Inc. (a)	1,505	265,617
American Renal Associates Holdings, Inc. (a)	890	8,081
AMN Healthcare Services, Inc. (a)	2,216	149,314
Apollo Medical Holdings, Inc. (a)	265	4,749
Avalon GloboCare Corp. (a)	816	1,444
BioScrip, Inc. (a)	6,037	25,235
BioTelemetry, Inc. (a)	1,616	79,055
Brookdale Senior Living, Inc. (a)	8,795	57,959
Catasys, Inc. (a)(b)	341	5,838
Community Health Systems, Inc. (a)	4,072	17,469
Corvel Corp. (a)	417	38,185
Cross Country Healthcare, Inc. (a)	1,741	17,236
Diplomat Pharmacy, Inc. (a)	2,857	11,371
Enzo Biochem, Inc. (a)	2,144	5,381
Exagen, Inc. (a)	149	3,077
Genesis HealthCare, Inc. Class A (a)	3,992	5,988
Hanger, Inc. (a)	1,757	42,924
HealthEquity, Inc. (a)	3,338	220,508
LHC Group, Inc. (a)	1,451	211,483
Magellan Health Services, Inc. (a)	1,048	76,724
National Healthcare Corp.	577	48,422
National Research Corp. Class A	574	38,843
Owens & Minor, Inc.	3,013	18,861
Patterson Companies, Inc.	4,048	89,096
Pennant Group, Inc. (a)	1,234	32,578
PetIQ, Inc. Class A (a)	949	28,233
Progyny, Inc. (a)	556	15,457
Providence Service Corp. (a)	556	36,057
R1 RCM, Inc. (a)	5,047	63,088
RadNet, Inc. (a)	2,034	45,907
Select Medical Holdings Corp. (a)	5,272	120,412
Surgery Partners, Inc. (a)	1,183	19,957
Tenet Healthcare Corp. (a)	4,960	156,934
The Ensign Group, Inc.	2,437	110,152
The Joint Corp. (a)	638	10,655
Tivity Health, Inc. (a)	2,260	48,918
Triple-S Management Corp.	1,121	19,752
U.S. Physical Therapy, Inc.	598	70,050
		2,277,803
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	7,653	65,663
Castlight Health, Inc. Class B (a)	4,676	5,798
Computer Programs & Systems, Inc.	607	15,782
Evolent Health, Inc. (a)	3,522	35,502
Health Catalyst, Inc.	389	12,701
HealthStream, Inc. (a)	1,254	32,040
HMS Holdings Corp. (a)	4,218	115,236
Inovalon Holdings, Inc. Class A (a)	3,491	70,728
Inspire Medical Systems, Inc. (a)	645	48,246
Livongo Health, Inc.	738	17,830
Nextgen Healthcare, Inc. (a)	2,690	37,283
Omnicell, Inc. (a)	1,989	161,666
OptimizeRx Corp. (a)	668	7,381
Phreesia, Inc.	510	15,810
Simulations Plus, Inc.	581	18,929
Tabula Rasa HealthCare, Inc. (a)	950	55,167
Teladoc Health, Inc. (a)(b)	3,479	353,815
Vocera Communications, Inc. (a)	1,504	33,133
		1,102,710
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	1,347	22,630
ChromaDex, Inc. (a)	2,099	9,257
Codexis, Inc. (a)	2,537	39,780
Fluidigm Corp. (a)	3,469	13,321
Luminex Corp.	2,050	46,504
Medpace Holdings, Inc. (a)	1,319	112,840
Nanostring Technologies, Inc. (a)	1,602	43,526
NeoGenomics, Inc. (a)	4,603	148,355
Pacific Biosciences of California, Inc. (a)	6,787	31,695
Personalis, Inc. (a)	457	4,990
Quanterix Corp. (a)	632	17,134
Repligen Corp. (a)	2,523	253,284
Syneos Health, Inc. (a)	2,985	183,160
		926,476
Pharmaceuticals - 1.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	3,656	6,215
Acer Therapeutics, Inc. (a)	290	1,102
Aclaris Therapeutics, Inc. (a)	1,337	1,658
Aerie Pharmaceuticals, Inc. (a)	2,001	40,980
Akcea Therapeutics, Inc. (a)	574	9,913
Akorn, Inc. (a)	4,232	6,475
Amneal Pharmaceuticals, Inc. (a)	5,815	26,109
Amphastar Pharmaceuticals, Inc. (a)	1,722	32,563
ANI Pharmaceuticals, Inc. (a)	441	27,342
Arvinas Holding Co. LLC (a)	1,028	49,817
Assertio Therapeutics, Inc. (a)	3,115	3,333
Axsome Therapeutics, Inc. (a)	1,210	105,052
Biodelivery Sciences International, Inc. (a)	4,182	21,956
Cara Therapeutics, Inc. (a)	1,923	30,960
Cerecor, Inc. (a)	1,037	4,096
Chiasma, Inc. (a)	1,627	7,679
Collegium Pharmaceutical, Inc. (a)	1,543	31,037
Corcept Therapeutics, Inc. (a)	4,636	58,738
CorMedix, Inc. (a)	1,142	7,252
CymaBay Therapeutics, Inc. (a)	3,133	4,825
Dermira, Inc. (a)	2,291	43,414
Eloxx Pharmaceuticals, Inc. (a)	1,228	4,703
Endo International PLC (a)	10,879	61,684
Evofem Biosciences, Inc. (a)	715	3,539
Evolus, Inc. (a)	831	8,501
Eyepoint Pharmaceuticals, Inc. (a)	2,854	5,337
Fulcrum Therapeutics, Inc.	196	3,379
Innoviva, Inc. (a)	3,043	42,009
Intersect ENT, Inc. (a)	1,453	37,546
Intra-Cellular Therapies, Inc. (a)	2,155	48,897
Kala Pharmaceuticals, Inc. (a)(b)	1,047	6,240
Kaleido Biosciences, Inc. (a)	513	4,402
Lannett Co., Inc. (a)	1,523	12,397
Liquidia Technologies, Inc. (a)	703	4,084
Mallinckrodt PLC (a)(b)	4,003	18,374
Marinus Pharmaceuticals, Inc. (a)	2,469	5,012
Menlo Therapeutics, Inc. (a)	699	3,215
MyoKardia, Inc. (a)	2,149	146,196
NGM Biopharmaceuticals, Inc.	1,170	18,919
Ocular Therapeutix, Inc. (a)	2,111	9,204
Odonate Therapeutics, Inc. (a)	575	16,790
Omeros Corp. (a)(b)	2,249	28,697
OptiNose, Inc. (a)	1,164	9,114
Osmotica Pharmaceuticals PLC (a)	331	2,132
Pacira Biosciences, Inc. (a)	1,990	86,008
Paratek Pharmaceuticals, Inc. (a)(b)	1,491	5,010
Phathom Pharmaceuticals, Inc. (a)	514	17,152
Phibro Animal Health Corp. Class A	1,008	23,910
Prestige Brands Holdings, Inc. (a)	2,402	97,425
Reata Pharmaceuticals, Inc. (a)	1,069	233,887
Recro Pharma, Inc. (a)	981	16,177
resTORbio, Inc. (a)	679	937
Revance Therapeutics, Inc. (a)	2,153	48,163
Satsuma Pharmaceuticals, Inc. (a)	198	4,895
SIGA Technologies, Inc. (a)	2,804	14,441
Strongbridge Biopharma PLC (a)	1,829	5,368
Supernus Pharmaceuticals, Inc. (a)	2,407	55,048
TherapeuticsMD, Inc. (a)(b)	10,779	24,253
Theravance Biopharma, Inc. (a)	2,180	60,778
Tricida, Inc. (a)	1,070	37,728
Verrica Pharmaceuticals, Inc. (a)	631	9,156
WAVE Life Sciences (a)	1,038	7,370
Xeris Pharmaceuticals, Inc. (a)	1,260	8,026
Zogenix, Inc. (a)	2,038	102,654
Zynerba Pharmaceuticals, Inc. (a)(b)	1,028	5,181
		1,884,454

TOTAL HEALTH CARE		17,352,867

INDUSTRIALS - 15.9%
Aerospace & Defense - 1.3%
AAR Corp.	1,604	68,298
Aerojet Rocketdyne Holdings, Inc. (a)	3,518	183,182
AeroVironment, Inc. (a)	1,034	68,875
Astronics Corp. (a)	1,091	27,493
Axon Enterprise, Inc. (a)	2,811	215,913
Cubic Corp.	1,503	98,131
Ducommun, Inc. (a)	508	20,792
Kratos Defense & Security Solutions, Inc. (a)	4,346	79,706
Maxar Technologies, Inc.	2,867	45,757
Mercury Systems, Inc. (a)	2,603	199,780
Moog, Inc. Class A	1,542	138,179
National Presto Industries, Inc.	232	19,996
Park Aerospace Corp.	889	13,753
Parsons Corp.	923	37,751
Triumph Group, Inc.	2,398	48,991
Vectrus, Inc. (a)	555	30,941
		1,297,538
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	2,831	59,366
Atlas Air Worldwide Holdings, Inc. (a)	1,115	24,920
Echo Global Logistics, Inc. (a)	1,269	24,593
Forward Air Corp.	1,359	88,947
Hub Group, Inc. Class A (a)	1,563	82,636
Radiant Logistics, Inc. (a)	1,819	8,786
		289,248
Airlines - 0.5%
Allegiant Travel Co.	627	105,361
Hawaiian Holdings, Inc.	2,242	62,507
Mesa Air Group, Inc. (a)	942	8,045
SkyWest, Inc.	2,355	129,925
Spirit Airlines, Inc. (a)	3,318	136,270
		442,108
Building Products - 1.7%
AAON, Inc.	1,972	103,412
Advanced Drain Systems, Inc.	2,093	87,006
American Woodmark Corp. (a)	806	88,378
Apogee Enterprises, Inc.	1,265	40,252
Armstrong Flooring, Inc. (a)	839	2,970
Builders FirstSource, Inc. (a)	5,482	135,926
Caesarstone Sdot-Yam Ltd.	1,068	13,969
Continental Building Products, Inc. (a)	1,681	62,180
CSW Industrials, Inc.	715	54,254
Gibraltar Industries, Inc. (a)	1,554	84,724
Griffon Corp.	1,758	36,549
Insteel Industries, Inc.	885	19,797
Jeld-Wen Holding, Inc. (a)	3,257	77,777
Masonite International Corp. (a)	1,180	88,630
NCI Building Systems, Inc. (a)	2,220	19,048
Patrick Industries, Inc.	1,082	56,134
PGT, Inc. (a)	2,791	43,261
Quanex Building Products Corp.	1,612	28,565
Simpson Manufacturing Co. Ltd.	2,148	177,575
Trex Co., Inc. (a)	2,828	277,823
Universal Forest Products, Inc.	2,866	137,281
		1,635,511
Commercial Services & Supplies - 2.8%
ABM Industries, Inc.	3,220	122,811
ACCO Brands Corp.	4,615	39,874
ADS Waste Holdings, Inc. (a)	3,488	114,930
Brady Corp. Class A	2,292	126,908
BrightView Holdings, Inc. (a)	1,482	23,416
Casella Waste Systems, Inc. Class A (a)	2,199	112,567
CECO Environmental Corp. (a)	1,498	11,385
Charah Solutions, Inc. (a)	305	610
Cimpress PLC (a)	957	114,486
CompX International, Inc. Class A	55	888
Covanta Holding Corp.	5,608	84,008
Deluxe Corp.	2,038	98,232
Ennis, Inc.	1,247	26,012
Harsco Corp. (a)	3,731	55,592
Healthcare Services Group, Inc.	3,615	92,544
Heritage-Crystal Clean, Inc. (a)	749	21,234
Herman Miller, Inc.	2,840	109,766
HNI Corp.	2,037	73,271
Interface, Inc.	2,771	44,558
Kimball International, Inc. Class B	1,715	32,208
Knoll, Inc.	2,344	58,037
Matthews International Corp. Class A	1,477	55,122
McGrath RentCorp.	1,161	89,769
Mobile Mini, Inc.	2,122	88,572
MSA Safety, Inc.	1,702	230,791
NL Industries, Inc. (a)	252	847
PICO Holdings, Inc. (a)	841	8,368
Pitney Bowes, Inc.	8,207	30,694
Quad/Graphics, Inc.	1,561	6,634
R.R. Donnelley & Sons Co.	3,369	8,086
SP Plus Corp. (a)	1,091	45,615
Steelcase, Inc. Class A	4,209	78,329
Team, Inc. (a)	1,522	20,699
Tetra Tech, Inc.	2,610	223,416
The Brink's Co.	2,405	202,477
U.S. Ecology, Inc.	1,148	62,003
UniFirst Corp.	731	149,073
Viad Corp.	958	62,270
VSE Corp.	419	13,035
		2,739,137
Construction & Engineering - 1.0%
Aegion Corp. (a)	1,471	30,744
Ameresco, Inc. Class A (a)	1,104	21,186
Arcosa, Inc.	2,353	102,944
Argan, Inc.	742	31,246
Comfort Systems U.S.A., Inc.	1,751	81,246
Concrete Pumping Holdings, Inc. (a)	720	3,672
Construction Partners, Inc. Class A (a)	847	14,213
Dycom Industries, Inc. (a)	1,457	58,892
EMCOR Group, Inc.	2,662	218,737
Granite Construction, Inc.	2,305	62,535
Great Lakes Dredge & Dock Corp. (a)	2,940	30,782
Ies Holdings, Inc. (a)	393	9,829
MasTec, Inc. (a)	2,867	165,569
MYR Group, Inc. (a)	752	21,597
Northwest Pipe Co. (a)	455	14,892
NV5 Holdings, Inc. (a)	493	30,620
Primoris Services Corp.	2,105	44,900
Sterling Construction Co., Inc. (a)	1,277	16,824
Tutor Perini Corp. (a)	1,923	21,653
Williams Scotsman Corp. (a)	2,475	46,654
		1,028,735
Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	335	15,356
American Superconductor Corp. (a)	985	6,186
Atkore International Group, Inc. (a)	2,246	89,166
AZZ, Inc.	1,238	51,080
Bloom Energy Corp. Class A (a)	2,605	20,527
Encore Wire Corp.	964	52,355
Energous Corp. (a)(b)	1,072	1,683
EnerSys	2,064	148,525
Generac Holdings, Inc. (a)	2,946	305,176
Plug Power, Inc. (a)(b)	11,846	45,785
Powell Industries, Inc.	422	17,416
Preformed Line Products Co.	144	7,865
Sunrun, Inc. (a)	5,476	93,256
Thermon Group Holdings, Inc. (a)	1,556	36,877
TPI Composites, Inc. (a)	1,399	29,029
Vicor Corp. (a)	866	43,343
Vivint Solar, Inc. (a)	2,080	16,973
		980,598
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,729	54,221
Machinery - 3.7%
Alamo Group, Inc.	465	57,920
Albany International Corp. Class A	1,475	102,911
Altra Industrial Motion Corp.	3,076	102,308
Astec Industries, Inc.	1,067	44,003
Barnes Group, Inc.	2,273	143,585
Blue Bird Corp. (a)	723	14,265
Briggs & Stratton Corp.	1,894	6,951
Chart Industries, Inc. (a)	1,748	111,837
CIRCOR International, Inc. (a)	949	39,412
Columbus McKinnon Corp. (NY Shares)	1,099	38,454
Commercial Vehicle Group, Inc. (a)	1,467	7,320
Douglas Dynamics, Inc.	1,076	56,415
Eastern Co.	259	7,174
Energy Recovery, Inc. (a)	1,792	18,296
Enerpac Tool Group Corp. Class A	2,622	60,594
EnPro Industries, Inc.	978	57,154
ESCO Technologies, Inc.	1,229	117,935
Evoqua Water Technologies Corp. (a)	3,606	72,012
Federal Signal Corp.	2,865	92,138
Franklin Electric Co., Inc.	2,219	128,014
Gencor Industries, Inc. (a)	407	4,562
Gorman-Rupp Co.	849	31,337
Graham Corp.	435	7,952
Greenbrier Companies, Inc.	1,521	36,641
Hillenbrand, Inc.	3,540	102,766
Hurco Companies, Inc.	287	8,983
Hyster-Yale Materials Handling Class A	493	26,617
John Bean Technologies Corp.	1,505	170,050
Kadant, Inc.	529	56,391
Kennametal, Inc.	4,007	125,379
L.B. Foster Co. Class A (a)	468	7,937
Lindsay Corp.	515	51,515
Luxfer Holdings PLC sponsored	1,314	20,958
Lydall, Inc. (a)	843	17,231
Manitowoc Co., Inc. (a)	1,732	25,027
Meritor, Inc. (a)	3,623	79,380
Miller Industries, Inc.	520	17,893
Mueller Industries, Inc.	2,671	77,913
Mueller Water Products, Inc. Class A	7,539	87,829
Navistar International Corp. New (a)	2,406	88,108
NN, Inc.	2,018	17,415
Omega Flex, Inc.	137	14,440
Park-Ohio Holdings Corp.	415	12,201
Proto Labs, Inc. (a)	1,301	134,654
RBC Bearings, Inc. (a)	1,158	180,081
REV Group, Inc.	1,321	13,210
Rexnord Corp.	5,073	165,633
Spartan Motors, Inc.	1,653	28,101
SPX Corp. (a)	2,091	102,605
SPX Flow, Inc. (a)	2,030	88,792
Standex International Corp.	584	42,685
Sun Hydraulics Corp.	1,423	60,506
Tennant Co.	864	66,718
Terex Corp.	3,069	77,799
Titan International, Inc.	2,297	6,569
TriMas Corp. (a)	2,153	61,856
Twin Disc, Inc. (a)	474	4,622
Wabash National Corp.	2,605	30,218
Watts Water Technologies, Inc. Class A	1,320	131,617
Welbilt, Inc. (a)	6,265	94,539
		3,657,428
Marine - 0.1%
Costamare, Inc.	2,482	19,682
Eagle Bulk Shipping, Inc. (a)	2,065	6,711
Genco Shipping & Trading Ltd.	673	5,297
Matson, Inc.	2,064	74,325
Safe Bulkers, Inc. (a)	2,367	3,077
Scorpio Bulkers, Inc.	2,482	9,109
		118,201
Professional Services - 1.5%
Acacia Research Corp. (a)	2,340	5,850
ASGN, Inc. (a)	2,449	165,773
Barrett Business Services, Inc.	350	28,991
BG Staffing, Inc.	471	9,477
CBIZ, Inc. (a)	2,478	66,906
CRA International, Inc.	355	18,914
Exponent, Inc.	2,496	181,634
Forrester Research, Inc. (a)	503	20,809
Franklin Covey Co. (a)	467	14,851
FTI Consulting, Inc. (a)	1,782	213,947
GP Strategies Corp. (a)	581	7,733
Heidrick & Struggles International, Inc.	901	25,606
Huron Consulting Group, Inc. (a)	1,084	70,254
ICF International, Inc.	879	76,992
InnerWorkings, Inc. (a)	2,029	8,420
Insperity, Inc.	1,809	158,052
Kelly Services, Inc. Class A (non-vtg.)	1,571	27,901
Kforce, Inc.	969	35,901
Korn Ferry	2,718	111,384
MISTRAS Group, Inc. (a)	862	9,542
Resources Connection, Inc.	1,457	22,183
TriNet Group, Inc. (a)	2,142	122,223
TrueBlue, Inc. (a)	1,872	41,016
Upwork, Inc. (a)	2,708	24,859
Willdan Group, Inc. (a)	493	16,333
		1,485,551
Road & Rail - 0.5%
ArcBest Corp.	1,241	27,687
Avis Budget Group, Inc. (a)	2,774	90,987
Covenant Transport Group, Inc. Class A (a)	565	7,167
Daseke, Inc. (a)	2,074	6,295
Heartland Express, Inc.	2,203	41,174
Hertz Global Holdings, Inc. (a)	4,893	77,114
Marten Transport Ltd.	1,864	38,697
P.A.M. Transportation Services, Inc. (a)	90	4,807
Roadrunner Transportation Systems, Inc. (a)	133	1,326
Saia, Inc. (a)	1,252	109,049
U.S. Xpress Enterprises, Inc. (a)	1,048	5,722
Universal Logistics Holdings, Inc.	375	6,338
Werner Enterprises, Inc.	2,190	80,723
YRC Worldwide, Inc. (a)	1,473	3,329
		500,415
Trading Companies & Distributors - 1.4%
Aircastle Ltd.	2,506	80,418
Applied Industrial Technologies, Inc.	1,848	119,325
Beacon Roofing Supply, Inc. (a)	3,271	108,303
BlueLinx Corp. (a)	402	4,715
BMC Stock Holdings, Inc. (a)	3,196	93,275
CAI International, Inc. (a)	799	21,733
DXP Enterprises, Inc. (a)	803	27,840
EVI Industries, Inc.	210	5,620
Foundation Building Materials, Inc. (a)	1,012	18,044
GATX Corp.	1,682	128,051
General Finance Corp. (a)	531	5,135
GMS, Inc. (a)	1,933	51,650
H&E Equipment Services, Inc.	1,535	41,614
Herc Holdings, Inc. (a)	1,180	47,342
Kaman Corp.	1,335	82,396
Lawson Products, Inc. (a)	205	9,680
MRC Global, Inc. (a)	3,781	42,574
Now, Inc. (a)	5,190	51,952
Rush Enterprises, Inc.:
Class A	1,390	59,770
Class B	145	6,432
SiteOne Landscape Supply, Inc. (a)	1,961	189,335
Systemax, Inc.	589	13,930
Textainer Group Holdings Ltd. (a)	2,483	23,514
Titan Machinery, Inc. (a)	882	10,769
Transcat, Inc. (a)	350	10,710
Triton International Ltd.	2,580	96,879
Veritiv Corp. (a)	586	8,251
Willis Lease Finance Corp. (a)	138	8,183
		1,367,440

TOTAL INDUSTRIALS		15,596,131

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 1.1%
Acacia Communications, Inc. (a)	1,821	124,830
ADTRAN, Inc.	2,359	21,349
Applied Optoelectronics, Inc. (a)(b)	958	10,825
CalAmp Corp. (a)	1,630	15,681
Calix Networks, Inc. (a)	2,308	21,141
Cambium Networks Corp. (a)	195	1,347
Casa Systems, Inc. (a)	1,462	5,863
Clearfield, Inc. (a)	539	6,856
Comtech Telecommunications Corp.	1,158	33,478
Dasan Zhone Solutions, Inc. (a)	333	2,950
Digi International, Inc. (a)	1,337	21,118
Extreme Networks, Inc. (a)	5,728	33,795
Harmonic, Inc. (a)	4,157	29,245
Infinera Corp. (a)	8,593	63,330
Inseego Corp. (a)	2,177	14,608
InterDigital, Inc.	1,491	82,378
KVH Industries, Inc. (a)	854	8,788
Lumentum Holdings, Inc. (a)	3,726	282,319
NETGEAR, Inc. (a)	1,460	37,551
NetScout Systems, Inc. (a)	3,423	88,005
Plantronics, Inc.	1,639	47,072
Sonus Networks, Inc. (a)	2,788	7,862
Tessco Technologies, Inc.	326	2,021
Viavi Solutions, Inc. (a)	11,041	155,678
		1,118,090
Electronic Equipment & Components - 2.6%
Airgain, Inc. (a)	452	4,271
Akoustis Technologies, Inc. (a)	1,259	9,254
Anixter International, Inc. (a)	1,461	142,594
Arlo Technologies, Inc. (a)	3,660	15,628
AVX Corp.	2,247	45,547
Badger Meter, Inc.	1,368	80,794
Bel Fuse, Inc. Class B (non-vtg.)	471	8,158
Belden, Inc.	1,892	93,219
Benchmark Electronics, Inc.	1,763	54,265
Coda Octopus Group, Inc. (a)	185	1,164
CTS Corp.	1,559	45,694
Daktronics, Inc.	1,754	10,349
ePlus, Inc. (a)	636	50,702
Fabrinet (a)	1,757	110,761
FARO Technologies, Inc. (a)	845	43,653
Fitbit, Inc. (a)	10,906	71,107
II-VI, Inc. (a)	4,298	144,628
Insight Enterprises, Inc. (a)	1,677	110,464
Iteris, Inc. (a)	1,849	9,356
Itron, Inc. (a)	1,643	134,315
KEMET Corp.	2,755	71,740
Kimball Electronics, Inc. (a)	1,157	18,720
Knowles Corp. (a)	3,883	76,612
Methode Electronics, Inc. Class A	1,741	57,018
MTS Systems Corp.	849	43,036
Napco Security Technolgies, Inc. (a)	549	16,141
nLIGHT, Inc. (a)	1,581	27,778
Novanta, Inc. (a)	1,625	147,436
OSI Systems, Inc. (a)	812	70,270
Par Technology Corp. (a)(b)	556	18,921
PC Connection, Inc.	550	27,412
Plexus Corp. (a)	1,399	99,497
Rogers Corp. (a)	889	104,680
Sanmina Corp. (a)	3,318	105,645
ScanSource, Inc. (a)	1,221	42,601
Tech Data Corp. (a)	1,699	244,554
TTM Technologies, Inc. (a)	4,786	68,871
Vishay Intertechnology, Inc.	6,395	129,755
Vishay Precision Group, Inc. (a)	497	17,166
Wrap Technologies, Inc. (a)(b)	345	2,301
		2,576,077
IT Services - 2.2%
3PEA International, Inc. (a)	1,497	13,084
Brightcove, Inc. (a)	1,829	15,839
Cardtronics PLC (a)	1,773	79,785
Cass Information Systems, Inc.	675	36,464
Conduent, Inc. (a)	8,265	35,374
CSG Systems International, Inc.	1,572	78,317
Endurance International Group Holdings, Inc. (a)	3,383	15,968
EVERTEC, Inc.	2,913	97,789
EVO Payments, Inc. Class A (a)	1,712	47,440
Exela Technologies, Inc. (a)	1,593	598
ExlService Holdings, Inc. (a)	1,607	117,488
GTT Communications, Inc. (a)(b)	1,611	19,090
Hackett Group, Inc.	1,146	17,711
i3 Verticals, Inc. Class A (a)	682	22,022
Information Services Group, Inc. (a)	1,558	4,207
International Money Express, Inc. (a)	907	9,596
KBR, Inc.	6,764	183,981
Limelight Networks, Inc. (a)	5,528	27,585
Liveramp Holdings, Inc. (a)	3,233	130,096
ManTech International Corp. Class A	1,299	104,284
Maximus, Inc.	3,036	217,833
NIC, Inc.	3,203	63,195
Perficient, Inc. (a)	1,555	77,284
Perspecta, Inc.	6,713	188,434
PRG-Schultz International, Inc. (a)	898	3,556
Priority Technology Holdings, Inc. (a)	245	733
Science Applications International Corp.	2,768	242,947
StarTek, Inc. (a)	748	5,707
Sykes Enterprises, Inc. (a)	1,836	61,671
Ttec Holdings, Inc.	679	26,970
Tucows, Inc. (a)	454	27,354
Unisys Corp. (a)	2,422	23,518
Verra Mobility Corp. (a)	6,132	97,683
Virtusa Corp. (a)	1,369	57,005
		2,150,608
Semiconductors & Semiconductor Equipment - 2.9%
Adesto Technologies Corp. (a)	1,282	9,102
Advanced Energy Industries, Inc. (a)	1,831	128,060
Alpha & Omega Semiconductor Ltd. (a)	1,004	12,239
Ambarella, Inc. (a)	1,516	89,656
Amkor Technology, Inc. (a)	4,713	53,021
Axcelis Technologies, Inc. (a)	1,571	37,940
AXT, Inc. (a)	1,833	7,149
Brooks Automation, Inc.	3,414	130,005
Cabot Microelectronics Corp.	1,392	202,550
Ceva, Inc. (a)	1,075	29,401
Cirrus Logic, Inc. (a)	2,807	215,606
Cohu, Inc.	1,925	43,062
Diodes, Inc. (a)	1,979	102,196
DSP Group, Inc. (a)	1,072	15,501
Enphase Energy, Inc. (a)	4,416	139,192
FormFactor, Inc. (a)	3,645	92,255
GSI Technology, Inc. (a)	716	5,807
Ichor Holdings Ltd. (a)	1,051	35,093
Impinj, Inc. (a)	818	26,323
Inphi Corp. (a)	2,159	163,998
Lattice Semiconductor Corp. (a)	6,082	113,125
MACOM Technology Solutions Holdings, Inc. (a)	2,223	63,178
MaxLinear, Inc. Class A (a)	3,148	61,355
NeoPhotonics Corp. (a)	1,836	14,009
NVE Corp.	220	16,139
Onto Innovation, Inc. (a)	2,307	87,528
PDF Solutions, Inc. (a)	1,380	21,749
Photronics, Inc. (a)	3,134	40,053
Power Integrations, Inc.	1,357	132,538
Rambus, Inc. (a)	5,326	84,524
Semtech Corp. (a)	3,178	153,148
Silicon Laboratories, Inc. (a)	2,070	203,502
SMART Global Holdings, Inc. (a)	668	20,147
SunPower Corp. (a)	3,064	26,105
Synaptics, Inc. (a)	1,616	107,771
Ultra Clean Holdings, Inc. (a)	1,919	44,156
Veeco Instruments, Inc. (a)	2,328	29,682
Xperi Corp.	2,353	37,860
		2,794,725
Software - 4.8%
8x8, Inc. (a)	4,548	84,684
A10 Networks, Inc. (a)	2,392	16,290
ACI Worldwide, Inc. (a)	5,557	191,439
Agilysys, Inc. (a)	1,004	32,630
Alarm.com Holdings, Inc. (a)	1,767	77,624
Altair Engineering, Inc. Class A (a)	1,919	70,907
American Software, Inc. Class A	1,436	21,439
AppFolio, Inc. (a)	754	99,106
Appian Corp. Class A (a)	1,634	83,399
Avaya Holdings Corp. (a)	5,362	68,473
Benefitfocus, Inc. (a)	1,418	26,233
Blackbaud, Inc.	2,333	182,744
BlackLine, Inc. (a)	2,079	127,172
Bottomline Technologies, Inc. (a)	2,077	111,327
Box, Inc. Class A (a)	6,925	104,083
ChannelAdvisor Corp. (a)	1,302	12,187
Cloudera, Inc. (a)	11,554	118,891
CommVault Systems, Inc. (a)	1,986	89,410
Cornerstone OnDemand, Inc. (a)	2,716	159,701
Digimarc Corp. (a)	563	17,628
Digital Turbine, Inc. (a)	3,722	23,225
Domo, Inc. Class B (a)	844	20,442
Ebix, Inc.	1,111	38,252
eGain Communications Corp. (a)	912	6,566
Envestnet, Inc. (a)	2,308	182,032
Everbridge, Inc. (a)	1,599	144,933
Five9, Inc. (a)	2,886	207,013
Forescout Technologies, Inc. (a)	2,021	57,619
GTY Govtech, Inc. (a)	1,844	11,543
Ideanomics, Inc. (a)	1,934	1,137
Instructure, Inc. (a)	1,677	81,905
Intelligent Systems Corp. (a)	338	14,348
j2 Global, Inc.	2,248	215,493
LivePerson, Inc. (a)	3,003	123,153
Majesco (a)	371	2,586
MicroStrategy, Inc. Class A (a)	396	60,204
Mitek Systems, Inc. (a)	1,801	17,578
MobileIron, Inc. (a)	4,727	22,548
Model N, Inc. (a)	1,582	49,343
Onespan, Inc. (a)	1,599	26,575
Phunware, Inc. (a)	1,356	1,207
Ping Identity Holding Corp. (a)	666	16,151
Progress Software Corp.	2,136	96,398
PROS Holdings, Inc. (a)	1,575	94,500
Q2 Holdings, Inc. (a)	2,084	181,704
QAD, Inc. Class A	541	27,834
Qualys, Inc. (a)	1,615	138,470
Rapid7, Inc. (a)	2,364	140,374
Rimini Street, Inc. (a)	995	4,975
Rosetta Stone, Inc. (a)	992	17,013
SailPoint Technologies Holding, Inc. (a)	4,142	103,923
SecureWorks Corp. (a)	406	6,386
SharpSpring, Inc. (a)	504	6,229
ShotSpotter, Inc. (a)	379	10,404
SPS Commerce, Inc. (a)	1,678	95,361
SurveyMonkey (a)	4,162	73,459
Synchronoss Technologies, Inc. (a)	1,935	10,575
Telaria, Inc. (a)	2,164	21,965
TeleNav, Inc. (a)	1,616	7,256
Tenable Holdings, Inc. (a)	1,803	49,132
TiVo Corp.	5,967	43,440
Upland Software, Inc. (a)	1,097	42,827
Varonis Systems, Inc. (a)	1,433	119,885
Verint Systems, Inc. (a)	3,200	185,600
VirnetX Holding Corp. (a)	3,014	11,453
Workiva, Inc. (a)	1,780	80,972
Yext, Inc. (a)	4,581	68,440
Zix Corp. (a)	2,566	17,321
Zuora, Inc. (a)	4,324	63,779
		4,738,895
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)	5,570	60,657
Astro-Med, Inc.	321	3,993
Avid Technology, Inc. (a)	1,360	11,431
Diebold Nixdorf, Inc. (a)	3,696	42,541
Immersion Corp. (a)	1,540	11,273
Sonim Technologies, Inc.	446	1,432
Stratasys Ltd. (a)	2,521	45,328
		176,655

TOTAL INFORMATION TECHNOLOGY		13,555,050

MATERIALS - 3.7%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	675	292
Advanced Emissions Solutions, Inc.	812	9,249
AdvanSix, Inc. (a)	1,344	25,160
American Vanguard Corp.	1,393	26,021
Amyris, Inc. (a)	3,009	7,703
Balchem Corp.	1,551	167,539
Chase Corp.	347	31,914
Ferro Corp. (a)	3,906	53,434
Flotek Industries, Inc. (a)	2,536	4,311
FutureFuel Corp.	1,272	13,941
GCP Applied Technologies, Inc. (a)	2,611	58,016
H.B. Fuller Co.	2,459	113,630
Hawkins, Inc.	462	19,302
Ingevity Corp. (a)	2,019	131,679
Innophos Holdings, Inc.	944	30,170
Innospec, Inc.	1,172	118,056
Intrepid Potash, Inc. (a)	4,437	10,560
Koppers Holdings, Inc. (a)	906	28,430
Kraton Performance Polymers, Inc. (a)	1,520	25,004
Kronos Worldwide, Inc.	1,115	12,087
Livent Corp. (a)	7,081	66,632
LSB Industries, Inc. (a)	1,059	3,198
Marrone Bio Innovations, Inc. (a)	2,802	3,222
Minerals Technologies, Inc.	1,662	89,964
OMNOVA Solutions, Inc. (a)	2,125	21,484
Orion Engineered Carbons SA	2,865	44,981
PolyOne Corp.	3,712	123,164
PQ Group Holdings, Inc. (a)	1,759	26,930
Quaker Chemical Corp.	632	104,925
Rayonier Advanced Materials, Inc.	2,201	6,779
Sensient Technologies Corp.	2,037	121,711
Stepan Co.	983	96,973
Trecora Resources (a)	1,061	7,183
Tredegar Corp.	1,230	25,031
Trinseo SA	1,937	55,631
Tronox Holdings PLC	4,327	36,606
Valhi, Inc.	1,258	2,088
		1,723,000
Construction Materials - 0.2%
Forterra, Inc. (a)	904	11,707
Summit Materials, Inc. (a)	5,416	118,990
U.S. Concrete, Inc. (a)	790	28,116
United States Lime& Minerals, Inc.	93	8,347
		167,160
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	1,190	48,100
Class B	324	15,358
Myers Industries, Inc.	1,706	27,603
UFP Technologies, Inc. (a)	329	15,341
		106,402
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)	15,228	42,029
Allegheny Technologies, Inc. (a)	6,117	105,518
Carpenter Technology Corp.	2,270	90,210
Century Aluminum Co. (a)	2,343	12,394
Cleveland-Cliffs, Inc. (b)	12,992	91,204
Coeur d'Alene Mines Corp. (a)	11,503	69,363
Commercial Metals Co.	5,708	117,299
Compass Minerals International, Inc.	1,657	95,924
Gold Resource Corp.	2,965	16,308
Haynes International, Inc.	623	16,703
Hecla Mining Co.	23,723	71,881
Kaiser Aluminum Corp.	746	74,712
Materion Corp.	964	52,345
Mayville Engineering Co., Inc.	338	2,572
Novagold Resources, Inc. (a)	11,101	101,246
Olympic Steel, Inc.	407	5,983
Pan American Silver Corp. rights (a)(c)	9,931	0
Ramaco Resources, Inc. (a)	405	1,243
Ryerson Holding Corp. (a)	744	7,626
Schnitzer Steel Industries, Inc. Class A	1,253	20,148
SunCoke Energy, Inc.	3,523	20,715
Synalloy Corp. (a)	419	5,376
TimkenSteel Corp. (a)	1,886	12,033
Warrior Metropolitan Coal, Inc.	2,506	47,263
Worthington Industries, Inc.	1,844	67,822
		1,147,917
Paper & Forest Products - 0.4%
Boise Cascade Co.	1,868	67,622
Clearwater Paper Corp. (a)	777	21,911
Louisiana-Pacific Corp.	5,699	174,845
Neenah, Inc.	801	53,379
P.H. Glatfelter Co.	2,090	34,903
Schweitzer-Mauduit International, Inc.	1,478	51,774
Verso Corp. (a)	1,730	29,151
		433,585

TOTAL MATERIALS		3,578,064

REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Acadia Realty Trust (SBI)	4,165	103,375
Agree Realty Corp.	2,013	152,847
Alexander & Baldwin, Inc.	3,352	73,275
Alexanders, Inc.	102	32,913
American Assets Trust, Inc.	2,334	106,337
American Finance Trust, Inc.	5,148	66,770
Armada Hoffler Properties, Inc.	2,640	48,418
Ashford Hospitality Trust, Inc.	4,220	10,381
Bluerock Residential Growth (REIT), Inc.	1,141	13,167
Braemar Hotels & Resorts, Inc.	1,396	11,140
BRT Realty Trust	490	8,443
CareTrust (REIT), Inc.	4,586	101,717
CatchMark Timber Trust, Inc.	2,305	23,649
CBL & Associates Properties, Inc.	8,393	7,050
Cedar Realty Trust, Inc.	4,043	10,512
Chatham Lodging Trust	2,164	35,381
CIM Commercial Trust Corp.	55	856
City Office REIT, Inc.	2,540	34,341
Clipper Realty, Inc.	725	7,729
Community Healthcare Trust, Inc.	940	44,340
CoreCivic, Inc.	5,697	90,867
CorEnergy Infrastructure Trust, Inc.	630	28,728
CorePoint Lodging, Inc.	1,962	17,952
DiamondRock Hospitality Co.	9,795	94,718
Easterly Government Properties, Inc.	3,631	87,907
EastGroup Properties, Inc.	1,827	248,600
Essential Properties Realty Trust, Inc.	3,901	107,707
Farmland Partners, Inc.	1,328	8,605
First Industrial Realty Trust, Inc.	6,128	261,666
Four Corners Property Trust, Inc.	3,316	100,442
Franklin Street Properties Corp.	5,067	38,509
Front Yard Residential Corp. Class B	2,345	25,162
Getty Realty Corp.	1,600	50,432
Gladstone Commercial Corp.	1,498	31,937
Gladstone Land Corp.	890	11,775
Global Medical REIT, Inc.	1,627	23,754
Global Net Lease, Inc.	4,319	89,533
Government Properties Income Trust	2,333	79,392
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,086	105,202
Healthcare Realty Trust, Inc.	6,424	231,649
Hersha Hospitality Trust	1,614	20,934
Independence Realty Trust, Inc.	4,422	64,871
Industrial Logistics Properties Trust	3,152	72,149
Investors Real Estate Trust	574	42,304
iStar Financial, Inc.	2,858	41,612
Jernigan Capital, Inc.	1,044	20,870
Kite Realty Group Trust	4,083	70,228
Lexington Corporate Properties Trust	11,621	128,644
LTC Properties, Inc.	1,908	88,073
Mack-Cali Realty Corp.	4,201	92,254
Monmouth Real Estate Investment Corp. Class A	4,480	65,542
National Health Investors, Inc.	2,063	174,076
National Storage Affiliates Trust	2,892	98,762
New Senior Investment Group, Inc.	4,195	31,966
NexPoint Residential Trust, Inc.	963	46,994
One Liberty Properties, Inc.	806	22,036
Pebblebrook Hotel Trust	6,302	149,483
Pennsylvania Real Estate Investment Trust (SBI)	3,536	13,932
Physicians Realty Trust	9,053	175,176
Piedmont Office Realty Trust, Inc. Class A	6,042	140,114
Potlatch Corp.	3,201	137,643
Preferred Apartment Communities, Inc. Class A	2,216	26,104
PS Business Parks, Inc.	963	161,360
QTS Realty Trust, Inc. Class A	2,794	158,923
Ramco-Gershenson Properties Trust (SBI)	3,757	52,410
Retail Opportunity Investments Corp.	5,497	91,085
Retail Value, Inc.	728	23,929
Rexford Industrial Realty, Inc.	5,314	256,082
RLJ Lodging Trust	8,215	127,825
Ryman Hospitality Properties, Inc.	2,216	188,426
Sabra Health Care REIT, Inc.	9,310	200,165
Safety Income and Growth, Inc.	535	24,054
Saul Centers, Inc.	587	28,986
Senior Housing Properties Trust (SBI)	11,515	88,896
Seritage Growth Properties	1,610	59,119
Stag Industrial, Inc.	6,406	206,529
Summit Hotel Properties, Inc.	4,945	54,840
Sunstone Hotel Investors, Inc.	10,873	137,870
Tanger Factory Outlet Centers, Inc.	4,377	64,036
Terreno Realty Corp.	3,210	183,805
The GEO Group, Inc.	5,694	89,965
UMH Properties, Inc.	1,777	28,077
Uniti Group, Inc.	8,928	56,514
Universal Health Realty Income Trust (SBI)	619	76,354
Urban Edge Properties	5,633	103,591
Urstadt Biddle Properties, Inc. Class A	1,452	32,917
Washington Prime Group, Inc. (b)	9,203	27,701
Washington REIT (SBI)	3,905	118,868
Whitestone REIT Class B	1,820	23,842
Xenia Hotels & Resorts, Inc.	5,490	102,608
		7,119,722
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	278	5,171
American Realty Investments, Inc. (a)	147	2,161
Consolidated-Tomoka Land Co.	222	14,088
Cushman & Wakefield PLC (a)	5,363	103,077
eXp World Holdings, Inc. (a)	1,029	11,360
Forestar Group, Inc. (a)	600	12,162
FRP Holdings, Inc. (a)	363	17,184
Griffin Industrial Realty, Inc.	52	2,106
Kennedy-Wilson Holdings, Inc.	5,846	126,040
Marcus & Millichap, Inc. (a)	1,124	39,790
Maui Land & Pineapple, Inc. (a)	354	3,699
Newmark Group, Inc.	6,943	81,719
RE/MAX Holdings, Inc.	862	32,997
Realogy Holdings Corp. (b)	5,510	58,351
Redfin Corp. (a)	4,325	105,227
Stratus Properties, Inc. (a)	268	7,973
Tejon Ranch Co. (a)	1,044	16,808
The RMR Group, Inc.	724	33,355
The St. Joe Co. (a)	1,640	34,456
Transcontinental Realty Investors, Inc. (a)	54	1,742
		709,466

TOTAL REAL ESTATE		7,829,188

UTILITIES - 3.9%
Electric Utilities - 1.1%
Allete, Inc.	2,497	208,450
El Paso Electric Co.	1,936	131,822
Genie Energy Ltd. Class B	685	4,953
MGE Energy, Inc.	1,674	133,803
Otter Tail Corp.	1,896	101,550
PNM Resources, Inc.	3,829	207,647
Portland General Electric Co.	4,317	265,496
Spark Energy, Inc. Class A,	628	5,960
		1,059,681
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	794	76,391
New Jersey Resources Corp.	4,255	175,817
Northwest Natural Holding Co.	1,455	106,768
ONE Gas, Inc.	2,499	236,156
RGC Resources, Inc.	424	10,736
South Jersey Industries, Inc.	4,449	137,029
Southwest Gas Holdings, Inc.	2,612	197,232
Spire, Inc.	2,386	201,188
		1,141,317
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	5,215	12,464
Clearway Energy, Inc.:
Class A	1,572	32,525
Class C	3,629	76,826
Ormat Technologies, Inc.	1,895	150,198
Pattern Energy Group, Inc.	4,238	114,045
Sunnova Energy International, Inc.	639	8,678
Terraform Power, Inc.	3,809	68,905
		463,641
Multi-Utilities - 0.6%
Avista Corp.	3,186	162,008
Black Hills Corp.	2,940	244,108
NorthWestern Energy Corp.	2,433	187,268
Unitil Corp.	705	43,491
		636,875
Water Utilities - 0.5%
American States Water Co.	1,772	156,928
AquaVenture Holdings Ltd. (a)	683	18,441
Artesian Resources Corp. Class A	362	13,655
Cadiz, Inc. (a)	638	5,803
California Water Service Group	2,303	121,046
Consolidated Water Co., Inc.	669	11,447
Global Water Resources, Inc.	616	7,780
Middlesex Water Co.	769	50,185
Pure Cycle Corp. (a)	890	11,561
SJW Corp.	1,261	92,494
York Water Co.	613	29,032
		518,372

TOTAL UTILITIES		3,819,886

TOTAL COMMON STOCKS
(Cost $94,552,089)		97,276,338

Money Market Funds - 2.4%
Fidelity Cash Central Fund 1.58% (d)	696,843	696,982
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	1,698,945	1,699,115
TOTAL MONEY MARKET FUNDS
(Cost $2,396,097)		2,396,097
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $96,948,186)		99,672,435
NET OTHER ASSETS (LIABILITIES) - (1.8)%(f)		(1,797,396)
NET ASSETS - 100%		$97,875,039

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	8	March 2020	$645,880	$(7,707)	$(7,707)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $16,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,398
Fidelity Securities Lending Cash Central Fund	42,273
Total	$50,671

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.